UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01829
Columbia Acorn Trust
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800)

345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
June 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Acorn
®
Fund
Class A / LACAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 51	1.05% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,461,733,489
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	43%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its
prospectus
, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn
®
Fund | Class A

|

SSR110_01_(08/25)

Columbia Acorn
®
Fund
Class C / LIACX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 87	1.80% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,461,733,489
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	43%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn
®
Fund | Class C

|

SSR110_04_(08/25)

Columbia Acorn
®
Fund
Institutional Class / ACRNX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 39	0.80% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,461,733,489
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	43%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn
®
Fund | Institutional Class

|

SSR110_08_(08/25)

Columbia Acorn
®
Fund
Institutional 2 Class / CRBRX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 37	0.77% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,461,733,489
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	43%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn
®
Fund | Institutional 2 Class

|

SSR110_15_(08/25)

Columbia Acorn
®
Fund
Institutional 3 Class / CRBYX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 35	0.72% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,461,733,489
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	43%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets
. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn
®
Fund | Institutional 3 Class

|

SSR110_17_(08/25)

Columbia Acorn
®
Fund
Class S / ACRSX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn
®
Fund (the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 39	0.80% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 2,461,733,489
Total number of portfolio holdings	100
Portfolio turnover for the reporting period	43%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted
. The Fund's portfolio composition is subject to change.
Top Holdings
SPX Technologies, Inc.	2.6%
Churchill Downs, Inc.	2.4%
GCM Grosvenor, Inc., Class A	2.4%
Parsons Corp.	2.4%
Curtiss-Wright Corp.	2.3%
Wingstop, Inc.	2.2%
Five Below, Inc.	2.2%
Carlyle Group, Inc. (The)	2.1%
HealthEquity, Inc.	2.1%
Colliers International Group, Inc.	2.1%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code
below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn
®
Fund | Class S

|

SSR110_16_(08/25)

Columbia Acorn International
®
Class A / LAIAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn International
®
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 66	1.22% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 925,680,060
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the inv
es
tment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%
Equity Sector Allocation
Geographic Allocation
Availability of
Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn International
®
| Class A

|

SSR111_01_(08/25)

Columbia Acorn International
®
Institutional Class / ACINX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn International
®
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 52	0.96% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 925,680,060
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%
Equity Sector Allocation
Geographic Allocation
Availability of Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn International
®
| Institutional Class

|

SSR111_08_(08/25)

Columbia Acorn International
®
Institutional 2 Class / CAIRX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn International
®
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 48	0.90% (a)
(a)	Annualized.
Key
Fund
Statistics
Fund net assets	$ 925,680,060
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdin
gs
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn International
®
| Institutional 2 Class

|

SSR111_15_(08/25)

Columbia Acorn International
®
Institutional 3 Class / CCYIX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn International
®
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 46	0.85% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 925,680,060
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%
Equity Sector Allocation
Geographic Allocation
Availability
of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn International
®
| Institutional 3 Class

|

SSR111_17_(08/25)

Columbia Acorn International
®
Class S / CCIDX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn International
®
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 52	0.97% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 925,680,060
Total number of portfolio holdings	67
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Capcom Co., Ltd.	3.2%
Halma PLC	2.8%
Rightmove PLC	2.7%
Fisher & Paykel Healthcare Corp., Ltd.	2.6%
CTS Eventim AG & Co. KGaA	2.6%
Auto Trader Group PLC	2.5%
Niterra Co., Ltd.	2.4%
Nemetschek SE	2.3%
Belimo Holding AG, Registered Shares	2.3%
CAR Group Ltd.	2.3%
Equity Sector Allocation
Geographic Allocation
Availability of
Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn International
®
| Class S

|

SSR111_16_(08/25)

Columbia Acorn International Select
SM
Class A / LAFAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 62	1.16% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 203,521,015
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise
noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund,
including
its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn International Select
SM
| Class A

|

SSR112_01_(08/25)

Columbia Acorn International Select
SM
Institutional Class / ACFFX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 48	0.91% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 203,521,015
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%
Equity Sector Allocation
Geographic Allocation
Availability of
Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn International Select
SM
| Institutional Class

|

SSR112_08_(08/25)

Columbia Acorn International Select
SM
Institutional 2 Class / CRIRX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 41	0.77% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 203,521,015
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	9%
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn International Select
SM
| Institutional 2 Class

|

SSR112_15_(08/25)

Columbia Acorn International Select
SM
Institutional 3 Class / CSIRX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 38	0.71% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 203,521,015
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	9%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included
at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn International Select
SM
| Institutional 3 Class

|

SSR112_17_(08/25)

Columbia Acorn International Select
SM
Class S / ACFEX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn International Select
SM
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 48	0.91% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 203,521,015
Total number of portfolio holdings	59
Portfolio turnover for the reporting period	9%
Graphical
Representation
of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Schneider Electric SE	3.9%
Capcom Co., Ltd.	3.9%
3i Group PLC	3.2%
Airbus Group SE	2.7%
Bank of Ireland Group PLC	2.7%
ASML Holding NV	2.6%
Adidas AG	2.6%
Publicis Groupe SA	2.5%
BT Group PLC	2.4%
Nestlé SA, Registered Shares	2.3%
Equity Sector Allocation
Geographic Allocation
Availability of
Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn International Select
SM
| Class S

|

SSR112_16_(08/25)

Columbia Thermostat Fund
SM
Class A / CTFAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 25	0.49% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,248,605,013
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	60%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its p
rosp
ectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Thermostat Fund
SM
| Class A

|

SSR235_01_(08/25)

Columbia Thermostat Fund
SM
Class C / CTFDX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 64	1.24% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 1,248,605,013
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	60%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund repre se
nted as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Thermostat Fund
SM
| Class C

|

SSR235_04_(08/25)

Columbia Thermostat Fund
SM
Institutional Class / COTZX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 12	0.24% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,248,605,013
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	60%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund repre se
nted as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its p
rospec
tus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Thermostat Fund
SM
| Institutional Class

|

SSR235_08_(08/25)

Columbia Thermostat Fund
SM
Institutional 2 Class / CQTRX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 10	0.19% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,248,605,013
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	60%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax infor ma
tion and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Thermostat Fund
SM
| Institutional 2 Class

|

SSR235_15_(08/25)

Columbia Thermostat Fund
SM
Institutional 3 Class / CYYYX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 7	0.14% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,248,605,013
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	60%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial info rmatio
n, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Thermostat Fund
SM
| Institutional 3 Class

|

SSR235_17_(08/25)

Columbia Thermostat Fund
SM
Class S / COTDX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Thermostat Fund
SM
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 12	0.24% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,248,605,013
Total number of portfolio holdings	12
Portfolio turnover for the reporting period	60%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Columbia Total Return Bond Fund, Institutional 3 Class	14.9%
Columbia Corporate Income Fund, Institutional 3 Class	11.9%
Columbia U.S. Treasury Index Fund, Institutional 3 Class	11.9%
Columbia Contrarian Core Fund, Institutional 3 Class	10.1%
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class	10.0%
Columbia Quality Income Fund, Institutional 3 Class	9.0%
Columbia Research Enhanced Core ETF	8.1%
Columbia Large Cap Index Fund, Institutional 3 Class	8.0%
Columbia High Yield Bond Fund, Institutional 3 Class	5.9%
Columbia Diversified Fixed Income Allocation ETF	6.0%
Asset Categories
Availability of Additional Information
For additional information about the Fund, including its prospectus, fin an
cial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Thermostat Fund
SM
| Class S

|

SSR235_16_(08/25)

Columbia Acorn European Fund
SM
Class A / CAEAX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn European Fund
SM
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 75	1.37% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 41,167,250
Total number of portfolio holdings	91
Portfolio turnover for the reporting period	53%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the ta ble
s unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Elis SA	2.9%
CTS Eventim AG & Co. KGaA	2.3%
Storebrand ASA	2.3%
Nexans SA	2.2%
Safestore Holdings PLC	2.2%
Quilter PLC	2.1%
LondonMetric Property PLC	2.0%
Buzzi SpA	1.8%
Banco Comercial Portugues SA	1.8%
Chemring Group PLC	1.7%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial i nf
ormation, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn European Fund
SM
| Class A

|

SSR109_01_(08/25)

Columbia Acorn European Fund
SM
Institutional Class / CAEZX
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Columbia Acorn European Fund
SM
(the Fund) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 62	1.13% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 41,167,250
Total number of portfolio holdings	91
Portfolio turnover for the reporting period	53%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Elis SA	2.9%
CTS Eventim AG & Co. KGaA	2.3%
Storebrand ASA	2.3%
Nexans SA	2.2%
Safestore Holdings PLC	2.2%
Quilter PLC	2.1%
LondonMetric Property PLC	2.0%
Buzzi SpA	1.8%
Banco Comercial Portugues SA	1.8%
Chemring Group PLC	1.7%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its p
rosp
ectus, finan
cia
l information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments
®
(Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
Columbia Acorn European Fund
SM
| Institutional Class

|

SSR109_08_(08/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semi-Annual Financial Statements and Additional Information
June 30, 2025 (Unaudited)
Columbia Acorn® Fund
Columbia Acorn International®
Columbia Acorn International SelectSM
Columbia Thermostat FundSM
Columbia Acorn European FundSM

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Acorn Trust | 2025

Portfolio of Investments
Columbia Acorn® Fund, June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.3%
Issuer	Shares	Value ($)
Consumer Discretionary 16.8%
Automobile Components 3.2%
Dorman Products, Inc.(a)	261,863	32,122,734
Modine Manufacturing Co.(a)	489,621	48,227,669
Total		80,350,403
Diversified Consumer Services 1.8%
Bright Horizons Family Solutions, Inc.(a)	354,003	43,751,231
Hotels, Restaurants & Leisure 5.9%
Churchill Downs, Inc.	583,919	58,975,819
Portillo’s, Inc., Class A(a)	1,994,406	23,274,718
Wingstop, Inc.	160,207	53,948,105
Xponential Fitness, Inc., Class A(a)	1,137,279	8,518,220
Total		144,716,862
Household Durables 3.7%
Cavco Industries, Inc.(a)	77,013	33,456,757
SharkNinja, Inc.(a)	104,079	10,302,780
TopBuild Corp.(a)	146,839	47,537,658
Total		91,297,195
Specialty Retail 2.2%
Five Below, Inc.(a)	407,802	53,495,466
Total Consumer Discretionary		413,611,157
Consumer Staples 4.8%
Consumer Staples Distribution & Retail 2.7%
BJ’s Wholesale Club Holdings, Inc.(a)	393,552	42,436,712
Sprouts Farmers Market, Inc.(a)	146,710	24,154,335
Total		66,591,047
Household Products 1.1%
WD-40 Co.	124,079	28,301,179
Personal Care Products 1.0%
elf Beauty, Inc.(a)	194,996	24,265,302
Total Consumer Staples		119,157,528
Energy 2.1%
Energy Equipment & Services 1.1%
TechnipFMC PLC	775,723	26,715,900
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 1.0%
Antero Resources Corp.(a)	606,238	24,419,267
Total Energy		51,135,167
Financials 9.6%
Banks 1.5%
Lakeland Financial Corp.	232,728	14,301,136
Western Alliance Bancorp	291,874	22,760,334
Total		37,061,470
Capital Markets 5.5%
Blue Owl Capital, Inc.	1,267,936	24,357,051
Carlyle Group, Inc. (The)	1,031,465	53,017,301
GCM Grosvenor, Inc., Class A(b)	5,088,526	58,823,360
Total		136,197,712
Insurance 2.6%
Oscar Health, Inc., Class A(a)	610,688	13,093,151
Ryan Specialty Holdings, Inc., Class A	744,905	50,646,091
Total		63,739,242
Total Financials		236,998,424
Health Care 20.0%
Biotechnology 6.0%
Absci Corp.(a),(c)	2,018,380	5,187,237
BridgeBio Pharma, Inc.(a)	283,462	12,239,889
Crinetics Pharmaceuticals, Inc.(a)	148,722	4,277,245
Exact Sciences Corp.(a)	904,095	48,043,608
Insmed, Inc.(a)	344,065	34,626,702
Natera, Inc.(a)	80,221	13,552,536
Nuvalent, Inc., Class A(a)	124,391	9,491,033
Revolution Medicines, Inc.(a)	159,029	5,850,677
Sarepta Therapeutics, Inc.(a)	292,945	5,009,359
Vaxcyte, Inc.(a)	153,523	4,991,033
Viking Therapeutics, Inc.(a)	209,891	5,562,111
Total		148,831,430
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn® Fund, June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 5.9%
Glaukos Corp.(a)	423,198	43,712,121
Integer Holdings Corp.(a)	248,972	30,616,087
iRhythm Technologies, Inc.(a)	65,279	10,050,355
Masimo Corp.(a)	250,998	42,222,884
Penumbra, Inc.(a)	76,995	19,759,227
Total		146,360,674
Health Care Providers & Services 4.6%
Alignment Healthcare, Inc.(a)	894,226	12,519,164
Encompass Health Corp.	315,858	38,733,666
HealthEquity, Inc.(a)	493,029	51,649,718
Pennant Group, Inc. (The)(a)	341,322	10,188,462
Total		113,091,010
Life Sciences Tools & Services 3.0%
Adaptive Biotechnologies Corp.(a)	622,888	7,256,645
BioLife Solutions, Inc.(a)	838,795	18,067,644
Bio-Techne Corp.	917,224	47,191,175
DNA Script(a),(d),(e),(f)	1,139	102,062
Total		72,617,526
Pharmaceuticals 0.5%
Corcept Therapeutics, Inc.(a)	77,397	5,680,940
Structure Therapeutics, Inc., ADR(a)	303,615	6,296,975
Total		11,977,915
Total Health Care		492,878,555
Industrials 25.5%
Aerospace & Defense 5.8%
Aerovironment, Inc.(a)	142,748	40,676,042
Axon Enterprise, Inc.(a)	14,306	11,844,510
Curtiss-Wright Corp.	113,763	55,578,914
Kratos Defense & Security Solutions, Inc.(a)	297,698	13,828,072
Moog, Inc., Class A	110,160	19,935,655
Total		141,863,193
Building Products 1.0%
Janus International Group, Inc.(a)	2,969,730	24,173,602
Commercial Services & Supplies 1.4%
VSE Corp.	261,373	34,234,635
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction & Engineering 3.0%
MYR Group, Inc.(a)	146,831	26,642,485
Sterling Infrastructure, Inc.(a)	203,718	47,003,854
Total		73,646,339
Electrical Equipment 0.8%
Atkore, Inc.	125,411	8,847,746
Bloom Energy Corp., Class A(a)	426,954	10,212,740
Total		19,060,486
Machinery 4.9%
Esab Corp.	221,487	26,700,258
Mueller Water Products, Inc., Class A	1,271,817	30,574,481
SPX Technologies, Inc.(a)	386,249	64,766,232
Total		122,040,971
Marine Transportation 1.4%
Matson, Inc.	312,353	34,780,506
Professional Services 4.3%
Alight, Inc., Class A	1,769,561	10,015,715
Parsons Corp.(a)	809,779	58,117,839
Paylocity Holding Corp.(a)	203,241	36,825,237
Total		104,958,791
Trading Companies & Distributors 2.9%
Applied Industrial Technologies, Inc.	140,277	32,607,389
FTAI Aviation Ltd.	345,298	39,723,082
Total		72,330,471
Total Industrials		627,088,994
Information Technology 17.4%
Electronic Equipment, Instruments & Components 3.2%
Celestica, Inc.(a)	250,074	39,039,052
Coherent Corp.(a)	264,426	23,589,443
Ingram Micro Holding Corp.(c)	723,453	15,076,761
Total		77,705,256
IT Services 1.1%
Globant SA(a)	304,490	27,659,872
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn® Fund, June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.8%
Lattice Semiconductor Corp.(a)	411,552	20,161,932
Marvell Technology, Inc.	161,778	12,521,617
Rigetti Computing, Inc.(a),(c)	171,075	2,028,950
Semtech Corp.(a)	184,070	8,308,920
Total		43,021,419
Software 11.1%
Alkami Technology, Inc.(a)	603,008	18,174,661
Atlassian Corp., Class A(a)	56,849	11,545,463
Braze, Inc., Class A(a)	332,711	9,349,179
Clearwater Analytics Holdings, Inc., Class A(a)	719,319	15,774,666
CyberArk Software Ltd.(a)	52,506	21,363,641
Dynatrace, Inc.(a)	493,540	27,248,343
Gen Digital, Inc.	847,672	24,921,557
Gitlab, Inc., Class A(a)	402,623	18,162,324
Monday.com Ltd.(a)	81,086	25,499,925
SailPoint, Inc.(a)	99,469	2,273,861
Sprout Social, Inc., Class A(a)	555,500	11,615,505
SPS Commerce, Inc.(a)	141,318	19,231,967
Varonis Systems, Inc.(a)	263,448	13,369,986
Vertex, Inc.(a)	442,990	15,653,052
Workiva, Inc., Class A(a)	213,700	14,627,765
Zeta Global Holdings Corp., Class A(a)	895,992	13,878,916
Zscaler, Inc.(a)	33,886	10,638,171
Total		273,328,982
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 0.2%
IonQ, Inc.(a),(c)	128,665	5,528,735
Total Information Technology		427,244,264
Real Estate 2.1%
Real Estate Management & Development 2.1%
Colliers International Group, Inc.(c)	393,339	51,346,473
Total Real Estate		51,346,473
Total Common Stocks (Cost $2,086,906,229)		2,419,460,562

Exchange-Traded Equity Funds 1.1%
	Shares	Value ($)
Sector 1.1%
SPDR S&P Biotech ETF(c)	324,433	26,905,229
Total Exchange-Traded Equity Funds (Cost $26,047,989)		26,905,229

Money Market Funds 3.4%

Columbia Short-Term Cash Fund, 4.473%(b),(g)	21,453,808	21,449,517
Dreyfus Government Cash Management Fund, Institutional Shares, 4.209%(g),(h)	61,863,077	61,863,077
Total Money Market Funds (Cost $83,306,343)		83,312,594
Total Investments in Securities (Cost: $2,196,260,561)		2,529,678,385
Other Assets & Liabilities, Net		(67,944,896)
Net Assets		2,461,733,489
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	28,748,849	319,720,157	(327,020,514)	1,025	21,449,517	1,877	643,074	21,453,808
GCM Grosvenor, Inc., Class A
	60,670,978	1,799,376	—	(3,646,994)	58,823,360	—	1,103,650	5,088,526
Total	89,419,827			(3,645,969)	80,272,877	1,877	1,746,724

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn® Fund, June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
(c)	All or a portion of this security was on loan at June 30, 2025. The total market value of securities on loan at June 30, 2025 was $60,428,091.
(d)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At June 30, 2025, the total value of these securities amounted to $102,062, which represents less than 0.01% of total net assets.

(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At June 30, 2025, the total market value of these securities amounted to $102,062, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
DNA Script	10/01/2021	1,139	993,179	102,062

(f)	Valuation based on significant unobservable inputs.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(h)	Investment made with cash collateral received from securities lending activity.
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn® Fund, June 30, 2025 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	413,611,157	—	—	413,611,157
Consumer Staples	119,157,528	—	—	119,157,528
Energy	51,135,167	—	—	51,135,167
Financials	236,998,424	—	—	236,998,424
Health Care	492,776,493	—	102,062	492,878,555
Industrials	627,088,994	—	—	627,088,994
Information Technology	427,244,264	—	—	427,244,264
Real Estate	51,346,473	—	—	51,346,473
Total Common Stocks	2,419,358,500	—	102,062	2,419,460,562
Exchange-Traded Equity Funds	26,905,229	—	—	26,905,229
Money Market Funds	83,312,594	—	—	83,312,594
Total Investments in Securities	2,529,576,323	—	102,062	2,529,678,385
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments
Columbia Acorn International®, June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.5%
Issuer	Shares	Value ($)
Australia 3.7%
CAR Group Ltd.	845,076	20,811,924
Pro Medicus Ltd.	70,767	13,242,960
Total		34,054,884
Canada 1.5%
Altus Group Ltd.	140,417	5,433,135
CCL Industries, Inc., Class B	139,462	8,132,680
Total		13,565,815
China 1.5%
Silergy Corp.	1,138,000	13,862,245
Finland 2.7%
Konecranes OYJ	119,353	9,483,995
Valmet OYJ	504,309	15,629,543
Total		25,113,538
France 3.1%
Gaztransport Et Technigaz SA	63,347	12,531,509
Robertet SA	5,645	5,293,150
Virbac SA	28,216	10,620,929
Total		28,445,588
Germany 8.2%
Atoss Software SE	76,237	12,675,580
CTS Eventim AG & Co. KGaA	194,181	24,146,540
Hypoport SE(a)	74,680	17,789,215
Nemetschek SE	146,401	21,227,094
Total		75,838,429
India 0.8%
Max Healthcare Institute Ltd.	530,796	7,897,571
Ireland 1.9%
Bank of Ireland Group PLC	1,264,765	18,023,060
Italy 2.0%
Amplifon SpA	505,218	11,865,456
Carel Industries SpA	241,694	6,442,660
Total		18,308,116
Common Stocks (continued)
Issuer	Shares	Value ($)
Japan 34.1%
Capcom Co., Ltd.	862,500	29,455,664
Disco Corp.	57,700	17,093,246
Gunma Bank Ltd. (The)	1,030,400	8,648,946
Kakaku.com, Inc.	847,000	15,706,888
Kokusai Electric Corp.	587,400	14,055,031
Kyoritsu Maintenance Co., Ltd.	408,800	9,979,995
Kyudenko Corp.	304,200	12,585,593
Macnica Holdings, Inc.	325,400	4,365,600
MatsukiyoCocokara & Co.	397,500	8,176,784
Nippon Sanso Holdings Corp.	481,100	18,205,550
Nissin Foods Holdings Co., Ltd.	363,100	7,543,458
Niterra Co., Ltd.	654,200	21,751,057
Nomura Real Estate Holdings, Inc.	2,734,500	16,016,567
Obic Co., Ltd.	414,500	16,117,863
Omron Corp.	409,300	11,033,275
Recruit Holdings Co., Ltd.	181,400	10,667,524
Sanwa Holdings Corp.	400,700	13,289,476
Sekisui Chemical Co., Ltd.	720,000	13,039,692
Simplex Holdings, Inc.	700,300	18,947,547
Sundrug Co., Ltd.	177,000	5,539,187
Suntory Beverage & Food Ltd.	595,100	19,030,966
Taisei Corp.	276,700	16,115,160
Yaskawa Electric Corp.	354,900	8,025,427
Total		315,390,496
Mexico 1.8%
Corporación Inmobiliaria Vesta SAB de CV	5,949,523	16,369,947
Netherlands 3.6%
BE Semiconductor Industries NV	108,708	16,257,646
IMCD NV	129,332	17,394,555
Total		33,652,201
New Zealand 2.6%
Fisher & Paykel Healthcare Corp., Ltd.	1,101,702	24,198,584
Spain 1.4%
Viscofan SA	177,979	12,660,122
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn International®, June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Sweden 4.3%
AddTech AB, B Shares	315,479	10,755,170
Hexagon AB, Class B	1,648,513	16,616,349
Munters Group AB	478,905	7,018,500
Thule Group AB	208,458	6,004,374
Total		40,394,393
Switzerland 5.2%
Belimo Holding AG, Registered Shares	20,795	21,196,389
Inficon Holding AG, Registered Shares	82,514	11,082,203
Kardex Holding AG	22,469	7,814,918
VAT Group AG	19,160	8,118,709
Total		48,212,219
United Kingdom 17.8%
Ashtead Group PLC	196,308	12,588,460
Auto Trader Group PLC	2,046,313	23,178,170
Baltic Classifieds Group PLC	1,469,849	7,525,604
ConvaTec Group PLC	5,024,691	19,903,042
Genus PLC	218,899	6,147,209
Halma PLC	595,605	26,179,296
Howden Joinery Group PLC	1,131,973	13,311,456
Common Stocks (continued)
Issuer	Shares	Value ($)
Intermediate Capital Group PLC	784,412	20,807,234
Rightmove PLC	2,274,199	24,614,616
Safestore Holdings PLC	1,099,285	10,683,249
Total		164,938,336
United States 3.3%
CRH PLC	138,047	12,743,079
Interparfums, Inc.	134,837	17,705,447
Total		30,448,526
Total Common Stocks (Cost $625,399,297)		921,374,070

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(b),(c)	4,104,225	4,103,404
Total Money Market Funds (Cost $4,102,999)		4,103,404
Total Investments in Securities (Cost $629,502,296)		925,477,474
Other Assets & Liabilities, Net		202,586
Net Assets		$925,680,060
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	3,715,484	92,481,960	(92,094,445)	405	4,103,404	(2,511)	135,239	4,104,225
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn International®, June 30, 2025 (Unaudited)
Fair value measurements   (continued)
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	34,054,884	—	34,054,884
Canada	13,565,815	—	—	13,565,815
China	—	13,862,245	—	13,862,245
Finland	—	25,113,538	—	25,113,538
France	—	28,445,588	—	28,445,588
Germany	—	75,838,429	—	75,838,429
India	7,897,571	—	—	7,897,571
Ireland	—	18,023,060	—	18,023,060
Italy	—	18,308,116	—	18,308,116
Japan	—	315,390,496	—	315,390,496
Mexico	16,369,947	—	—	16,369,947
Netherlands	—	33,652,201	—	33,652,201
New Zealand	—	24,198,584	—	24,198,584
Spain	—	12,660,122	—	12,660,122
Sweden	—	40,394,393	—	40,394,393
Switzerland	—	48,212,219	—	48,212,219
United Kingdom	18,208,853	146,729,483	—	164,938,336
United States	17,705,447	12,743,079	—	30,448,526
Total Common Stocks	73,747,633	847,626,437	—	921,374,070
Money Market Funds	4,103,404	—	—	4,103,404
Total Investments in Securities	77,851,037	847,626,437	—	925,477,474
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn International®, June 30, 2025 (Unaudited)
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments
Columbia Acorn International SelectSM, June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Australia 1.5%
CSL Ltd.	19,170	3,028,105
Canada 0.7%
Shopify, Inc., Class A(a)	11,780	1,358,669
Denmark 2.0%
Novo Nordisk A/S, Class B	59,175	4,100,475
Finland 0.5%
Konecranes OYJ	13,075	1,038,962
France 15.9%
Airbus Group SE	26,349	5,512,230
Cie de Saint-Gobain SA	22,488	2,641,783
EssilorLuxottica SA	11,484	3,153,421
L’Oreal SA	6,884	2,948,786
LVMH Moet Hennessy Louis Vuitton SE	6,971	3,648,482
Publicis Groupe SA	44,604	5,037,788
Schneider Electric SE	29,845	8,012,932
TotalEnergies SE	21,939	1,340,970
Total		32,296,392
Germany 8.5%
Adidas AG	22,562	5,266,646
Deutsche Telekom AG, Registered Shares	123,264	4,511,906
Nemetschek SE	25,067	3,634,535
SAP SE	12,455	3,808,483
Total		17,221,570
India 2.2%
Max Healthcare Institute Ltd.	119,375	1,776,149
Phoenix Mills Ltd. (The)	144,502	2,632,608
Total		4,408,757
Ireland 2.7%
Bank of Ireland Group PLC	381,479	5,436,124
Japan 27.1%
Capcom Co., Ltd.	232,600	7,943,637
Daikin Industries Ltd.	20,000	2,347,675
Disco Corp.	12,700	3,762,292
Gunma Bank Ltd. (The)	335,300	2,814,433
Kokusai Electric Corp.	100,600	2,407,109
Common Stocks (continued)
Issuer	Shares	Value ($)
MatsukiyoCocokara & Co.	117,200	2,410,866
Niterra Co., Ltd.	98,300	3,268,311
Nomura Real Estate Holdings, Inc.	322,000	1,886,025
Omron Corp.	98,800	2,663,297
ORIX Corp.	136,100	3,071,325
Recruit Holdings Co., Ltd.	59,500	3,498,995
Shimadzu Corp.	54,900	1,357,293
Sony Group Corp.	166,500	4,329,054
Suntory Beverage & Food Ltd.	125,800	4,023,014
Taisei Corp.	69,400	4,041,894
Tokyo Electron Ltd.	18,400	3,523,774
Yaskawa Electric Corp.	80,700	1,824,886
Total		55,173,880
Netherlands 3.6%
ASML Holding NV	6,671	5,345,718
IMCD NV	14,131	1,900,554
Total		7,246,272
New Zealand 1.6%
Fisher & Paykel Healthcare Corp., Ltd.	148,045	3,251,768
Singapore 1.7%
DBS Group Holdings Ltd.	97,790	3,452,191
Spain 1.9%
Industria de Diseno Textil SA	75,631	3,945,424
Switzerland 7.1%
Belimo Holding AG, Registered Shares	3,475	3,542,075
Lonza Group AG, Registered Shares	5,084	3,635,891
Nestlé SA, Registered Shares	46,461	4,619,449
VAT Group AG	6,447	2,731,801
Total		14,529,216
United Kingdom 20.3%
3i Group PLC	115,540	6,538,664
Ashtead Group PLC	38,222	2,451,027
Auto Trader Group PLC	177,233	2,007,482
BT Group PLC	1,857,140	4,945,049
ConvaTec Group PLC	882,123	3,494,131
Halma PLC	76,902	3,380,160
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Howden Joinery Group PLC	285,015	3,351,639
Intermediate Capital Group PLC	150,106	3,981,697
London Stock Exchange Group PLC	29,163	4,265,008
Reckitt Benckiser Group PLC	44,362	3,022,250
Rightmove PLC	235,662	2,550,669
Rio Tinto PLC	23,486	1,366,982
Total		41,354,758
United States 1.6%
CRH PLC	36,450	3,364,689
Total Common Stocks (Cost $160,468,969)		201,207,252

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(b),(c)	1,674,643	1,674,308
Total Money Market Funds (Cost $1,674,211)		1,674,308
Total Investments in Securities (Cost $162,143,180)		202,881,560
Other Assets & Liabilities, Net		639,455
Net Assets		$203,521,015
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	2,828,723	15,626,953	(16,781,266)	(102)	1,674,308	685	50,294	1,674,643
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn International SelectSM, June 30, 2025 (Unaudited)
Fair value measurements   (continued)
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Australia	—	3,028,105	—	3,028,105
Canada	1,358,669	—	—	1,358,669
Denmark	—	4,100,475	—	4,100,475
Finland	—	1,038,962	—	1,038,962
France	—	32,296,392	—	32,296,392
Germany	—	17,221,570	—	17,221,570
India	1,776,149	2,632,608	—	4,408,757
Ireland	—	5,436,124	—	5,436,124
Japan	—	55,173,880	—	55,173,880
Netherlands	—	7,246,272	—	7,246,272
New Zealand	—	3,251,768	—	3,251,768
Singapore	—	3,452,191	—	3,452,191
Spain	—	3,945,424	—	3,945,424
Switzerland	—	14,529,216	—	14,529,216
United Kingdom	—	41,354,758	—	41,354,758
United States	—	3,364,689	—	3,364,689
Total Common Stocks	3,134,818	198,072,434	—	201,207,252
Money Market Funds	1,674,308	—	—	1,674,308
Total Investments in Securities	4,809,126	198,072,434	—	202,881,560
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments
Columbia Thermostat FundSM, June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 32.1%
	Shares	Value ($)
U.S. Large Cap 32.1%
Columbia Contrarian Core Fund, Institutional 3 Class(a)	3,234,272	125,489,769
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class(a)	4,496,052	124,810,396
Columbia Large Cap Growth Fund, Institutional 3 Class(a),(b)	622,897	50,448,411
Columbia Large Cap Index Fund, Institutional 3 Class(a)	1,853,125	100,439,401
Total		401,187,977
Total Equity Funds (Cost $331,878,548)		401,187,977

Exchange-Traded Equity Funds 8.1%

U.S. Large Cap 8.1%
Columbia Research Enhanced Core ETF(a)	2,732,920	100,544,127
Total Exchange-Traded Equity Funds (Cost $83,660,551)		100,544,127

Exchange-Traded Fixed Income Funds 6.0%

Multisector 6.0%
Columbia Diversified Fixed Income Allocation ETF(a)	4,078,290	74,265,661
Total Exchange-Traded Fixed Income Funds (Cost $74,086,203)		74,265,661

Fixed Income Funds 53.6%
	Shares	Value ($)
High Yield 5.9%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	6,668,761	74,289,996
Investment Grade 47.7%
Columbia Corporate Income Fund, Institutional 3 Class(a)	16,163,407	148,541,708
Columbia Quality Income Fund, Institutional 3 Class(a)	6,175,344	112,082,494
Columbia Total Return Bond Fund, Institutional 3 Class(a)	6,059,729	186,336,656
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	14,828,923	148,289,234
Total		595,250,092
Total Fixed Income Funds (Cost $650,456,095)		669,540,088

Money Market Funds 0.3%

Columbia Short-Term Cash Fund, 4.473%(a),(c)	3,950,796	3,950,006
Total Money Market Funds (Cost $3,949,445)		3,950,006
Total Investments in Securities (Cost: $1,144,030,842)		1,249,487,859
Other Assets & Liabilities, Net		(882,846)
Net Assets		1,248,605,013
Notes to Portfolio of Investments
(a)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Contrarian Core Fund, Institutional 3 Class
	74,265,906	99,398,700	(63,544,868)	15,370,031	125,489,769	—	2,321,353	—	3,234,272
Columbia Corporate Income Fund, Institutional 3 Class
	180,071,090	49,518,344	(87,131,381)	6,083,655	148,541,708	—	(3,311,180)	3,469,869	16,163,407
Columbia Diversified Fixed Income Allocation ETF
	89,144,643	22,672,248	(41,659,823)	4,108,593	74,265,661	—	(1,358,716)	1,505,773	4,078,290
Columbia High Yield Bond Fund, Institutional 3 Class
	90,169,866	23,041,807	(40,228,944)	1,307,267	74,289,996	—	(469,286)	2,191,898	6,668,761
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, June 30, 2025 (Unaudited)
Notes to Portfolio of Investments (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Large Cap Enhanced Core Fund, Institutional 3 Class
	74,525,468	101,172,397	(60,302,242)	9,414,773	124,810,396	3,335,563	1,299,487	215,721	4,496,052
Columbia Large Cap Growth Fund, Institutional 3 Class
	29,688,679	41,570,614	(26,443,928)	5,633,046	50,448,411	—	2,189,223	—	622,897
Columbia Large Cap Index Fund, Institutional 3 Class
	59,756,842	88,638,813	(48,331,019)	374,765	100,439,401	10,553,819	2,335,565	186,589	1,853,125
Columbia Quality Income Fund, Institutional 3 Class
	134,970,124	38,692,502	(74,598,083)	13,017,951	112,082,494	—	(7,458,298)	2,271,243	6,175,344
Columbia Research Enhanced Core ETF
	29,495,409	98,503,963	(37,941,140)	10,485,895	100,544,127	—	1,748,867	—	2,732,920
Columbia Short-Term Cash Fund, 4.473%
	3,388,538	83,755,331	(83,194,423)	560	3,950,006	—	(184)	103,193	3,950,796
Columbia Small Cap Index Fund, Institutional 3 Class
	28,668,806	41,403,621	(70,048,921)	(23,506)	—	—	(2,602,376)	—	—
Columbia Total Return Bond Fund, Institutional 3 Class
	225,118,342	64,298,438	(110,493,650)	7,413,526	186,336,656	—	(649,921)	4,672,180	6,059,729
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	179,923,815	51,440,034	(88,846,216)	5,771,601	148,289,234	—	(1,911,855)	2,648,220	14,828,923
Total	1,199,187,528			78,958,157	1,249,487,859	13,889,382	(7,867,321)	17,264,686

(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2025.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Thermostat FundSM, June 30, 2025 (Unaudited)
Fair value measurements   (continued)
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	401,187,977	—	—	401,187,977
Exchange-Traded Equity Funds	100,544,127	—	—	100,544,127
Exchange-Traded Fixed Income Funds	74,265,661	—	—	74,265,661
Fixed Income Funds	669,540,088	—	—	669,540,088
Money Market Funds	3,950,006	—	—	3,950,006
Total Investments in Securities	1,249,487,859	—	—	1,249,487,859
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments
Columbia Acorn European FundSM, June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 95.9%
Issuer	Shares	Value ($)
Austria 4.7%
BAWAG Group AG(a)	5,440	695,675
DO & CO AG(a)	2,983	637,258
Wienerberger AG	16,481	615,928
Total		1,948,861
Belgium 3.4%
Azelis Group NV	34,765	555,761
Elia Group SA/NV	5,292	611,196
Melexis NV	2,694	229,636
Total		1,396,593
Denmark 0.5%
NKT A/S(a)	2,442	198,129
Finland 2.2%
Konecranes OYJ	8,822	701,011
Valmet OYJ	5,918	183,411
Total		884,422
France 11.5%
Elis SA	42,177	1,210,121
Exosens SAS	5,164	245,408
Gaztransport Et Technigaz SA	3,303	653,410
Nexans SA	6,876	899,787
SCOR SE	6,367	211,461
SPIE SA	11,576	650,925
Technip Energies NV	10,188	428,635
Virbac SA	1,115	419,703
Total		4,719,450
Germany 7.5%
AlzChem Group AG	1,379	225,775
Bilfinger SE	4,420	425,458
CTS Eventim AG & Co. KGaA	7,661	952,651
flatexDEGIRO AG	22,496	637,021
IONOS Group SE(a)	4,160	195,710
Renk Group AG	8,141	651,204
Total		3,087,819
Common Stocks (continued)
Issuer	Shares	Value ($)
Greece 2.9%
Alpha Bank SA	6,490	22,858
JUMBO SA	2,867	98,951
National Bank of Greece SA	37,493	478,064
Piraeus Financial Holdings SA	88,179	610,885
Total		1,210,758
Ireland 4.3%
Cairn Homes PLC	267,635	676,234
Glanbia PLC	28,353	418,041
Irish Continental Group PLC	72,636	470,589
Uniphar PLC	47,852	212,073
Total		1,776,937
Italy 4.6%
Buzzi SpA	13,582	753,259
Carel Industries SpA	9,869	263,071
De’ Longhi SpA	12,390	415,956
Intercos SpA	13,712	208,684
Reply SpA	1,490	257,502
Total		1,898,472
Jersey 1.2%
JTC PLC	40,175	470,617
Netherlands 2.2%
BE Semiconductor Industries NV	1,720	257,232
CTP NV(b)	31,041	653,961
Total		911,193
Norway 3.0%
Storebrand ASA	65,717	930,742
TOMRA Systems ASA	19,640	306,552
Total		1,237,294
Portugal 1.8%
Banco Comercial Portugues SA	953,478	742,794
Spain 3.3%
Fluidra SA	16,909	423,920
Indra Sistemas SA	6,960	301,969
Vidrala SA	1,847	214,623
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Viscofan SA	5,794	412,143
Total		1,352,655
Sweden 4.7%
Avanza Bank Holding AB	17,991	610,464
Hexpol AB	39,473	381,840
Nordnet AB	23,293	633,147
Thule Group AB	11,354	327,038
Total		1,952,489
Switzerland 5.3%
Accelleron Industries AG	3,204	225,782
Belimo Holding AG, Registered Shares	269	274,192
Burckhardt Compression Holding AG	397	330,072
Galenica AG	1,850	202,452
Inficon Holding AG, Registered Shares	1,741	233,828
Kardex Holding AG	1,296	450,760
R&S Group Holding AG(a)	7,089	258,739
Tecan Group AG, Registered Shares	954	195,233
Total		2,171,058
United Kingdom 32.8%
4imprint Group PLC	4,705	236,183
Allfunds Group PLC	72,532	557,362
Auction Technology Group PLC(a)	56,097	350,742
Avon Technologies PLC	3,369	89,252
Beazley PLC	47,260	606,819
Bodycote PLC	50,280	403,403
Breedon Group PLC	118,231	626,439
Bridgepoint Group Ltd., Registered Shares(b)	49,885	212,819
Capital & Counties Properties PLC	302,029	646,716
Chemring Group PLC	91,207	707,762
Clarkson PLC	4,602	206,268
ConvaTec Group PLC	158,738	628,769
CVS Group PLC	34,607	594,118
Diploma PLC	7,098	476,488
discoverIE Group plc	27,238	243,771
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrocomponents PLC	22,479	177,449
Genus PLC	16,605	466,308
GlobalData PLC	194,410	393,614
Greggs PLC	15,009	395,773
Howden Joinery Group PLC	33,632	395,496
IG Group Holdings PLC	27,640	404,187
IMI PLC	7,611	219,008
Intermediate Capital Group PLC	14,855	394,042
LondonMetric Property PLC	291,823	814,886
Moonpig Group PLC	146,717	451,688
Quilter PLC(b)	401,276	864,223
Rightmove PLC	22,588	244,480
Rotork PLC	44,503	196,340
Safestore Holdings PLC	91,339	887,666
SigmaRoc PLC(a)	275,518	407,158
YouGov PLC	39,818	205,270
Total		13,504,499
Total Common Stocks (Cost $33,280,554)		39,464,040

Preferred Stocks 0.6%
Issuer	Shares	Value ($)
Germany 0.6%
FUCHS SE	4,686	258,984
Total Preferred Stocks (Cost $217,687)		258,984

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.473%(c),(d)	878,881	878,705
Total Money Market Funds (Cost $878,632)		878,705
Total Investments in Securities (Cost $34,376,873)		40,601,729
Other Assets & Liabilities, Net		565,521
Net Assets		$41,167,250
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, June 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At June 30, 2025, the total value of these securities amounted to $1,731,003, which represents 4.20% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(d)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	361,715	10,788,034	(10,271,117)	73	878,705	(27)	10,229	878,881
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Portfolio of Investments  (continued)
Columbia Acorn European FundSM, June 30, 2025 (Unaudited)
Fair value measurements   (continued)
The following table is a summary of the inputs used to value the Fund’s investments at June 30, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Austria	—	1,948,861	—	1,948,861
Belgium	—	1,396,593	—	1,396,593
Denmark	—	198,129	—	198,129
Finland	—	884,422	—	884,422
France	—	4,719,450	—	4,719,450
Germany	—	3,087,819	—	3,087,819
Greece	121,809	1,088,949	—	1,210,758
Ireland	1,146,823	630,114	—	1,776,937
Italy	208,684	1,689,788	—	1,898,472
Jersey	—	470,617	—	470,617
Netherlands	—	911,193	—	911,193
Norway	—	1,237,294	—	1,237,294
Portugal	—	742,794	—	742,794
Spain	—	1,352,655	—	1,352,655
Sweden	—	1,952,489	—	1,952,489
Switzerland	—	2,171,058	—	2,171,058
United Kingdom	4,071,929	9,432,570	—	13,504,499
Total Common Stocks	5,549,245	33,914,795	—	39,464,040
Preferred Stocks
Germany	—	258,984	—	258,984
Total Preferred Stocks	—	258,984	—	258,984
Money Market Funds	878,705	—	—	878,705
Total Investments in Securities	6,427,950	34,173,779	—	40,601,729
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Statement of Assets and Liabilities
June 30, 2025 (Unaudited)

	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Assets
Investments in securities, at value*
Unaffiliated issuers (cost $2,127,258,296, $625,399,297, $160,468,969, respectively)	$2,449,405,508	$921,374,070	$201,207,252
Affiliated issuers (cost $69,002,265, $4,102,999, $1,674,211, respectively)	80,272,877	4,103,404	1,674,308
Foreign currency (cost $20, $890, $101, respectively)	21	925	102
Receivable for:
Capital shares sold	154,765	46,217	1,901
Dividends	194,157	1,025,882	290,093
Securities lending income	18,676	—	—
Foreign tax reclaims	10,222	1,838,129	896,861
Expense reimbursement due from Investment Manager	—	5,098	5,792
Prepaid expenses	—	1	—
Deferred compensation of board members	182	—	—
Other assets	4,163	9,202	4,163
Total assets	2,530,060,571	928,402,928	204,080,472
Liabilities
Due upon return of securities on loan	61,863,077	—	—
Payable for:
Capital shares redeemed	2,008,896	716,096	77,829
Foreign capital gains taxes deferred	—	—	280,718
Management services fees	145,966	65,458	14,535
Distribution and/or service fees	10,401	2,726	2,441
Transfer agent fees	203,453	74,461	23,590
Compensation of chief compliance officer	248	91	19
Compensation of board members	—	—	794
Other expenses	17,486	36,037	19,049
Deferred compensation of board members	4,077,555	1,827,999	140,482
Total liabilities	68,327,082	2,722,868	559,457
Net assets applicable to outstanding capital stock	$2,461,733,489	$925,680,060	$203,521,015
Represented by
Paid in capital	2,256,986,464	715,904,622	171,450,496
Total distributable earnings (loss)	204,747,025	209,775,438	32,070,519
Total - representing net assets applicable to outstanding capital stock	$2,461,733,489	$925,680,060	$203,521,015
* Includes the value of securities on loan	60,428,091	—	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Statement of Assets and Liabilities (continued)
June 30, 2025 (Unaudited)
	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Class A
Net assets	$483,456,776	$132,673,452	$118,891,294
Shares outstanding	58,743,207	5,396,507	4,234,230
Net asset value per share	$8.23	$24.59	$28.08
Maximum sales charge	5.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$8.73	$26.09	$29.79
Class C
Net assets	$5,545,905	$—	$—
Shares outstanding	491,213	—	—
Net asset value per share	$11.29	$—	$—
Institutional Class
Net assets	$1,614,973,921	$579,520,326	$59,098,752
Shares outstanding	133,979,643	23,393,897	2,059,162
Net asset value per share	$12.05	$24.77	$28.70
Institutional 2 Class
Net assets	$26,190,839	$19,398,435	$3,414,804
Shares outstanding	1,967,967	783,302	117,581
Net asset value per share	$13.31	$24.76	$29.04
Institutional 3 Class
Net assets	$24,667,743	$79,108,065	$9,151,797
Shares outstanding	1,819,973	3,126,402	315,107
Net asset value per share	$13.55	$25.30	$29.04
Class S
Net assets	$306,898,305	$114,979,782	$12,964,368
Shares outstanding	25,458,140	4,641,084	451,697
Net asset value per share	$12.06	$24.77	$28.70
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Statement of Assets and Liabilities (continued)
June 30, 2025 (Unaudited)

	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Assets
Investments in securities, at value
Unaffiliated issuers (cost $—, $33,498,241, respectively)	$—	$39,723,024
Affiliated issuers (cost $1,144,030,842, $878,632, respectively)	1,249,487,859	878,705
Cash	—	3,123
Receivable for:
Investments sold	—	965,149
Capital shares sold	450,902	117,950
Dividends	2,521,525	43,465
Securities lending income	—	162
Foreign tax reclaims	—	224,092
Expense reimbursement due from Investment Manager	—	1,395
Other assets	4,162	18,753
Total assets	1,252,464,448	41,975,818
Liabilities
Foreign currency (cost $—, $2,321, respectively)	—	2,334
Payable for:
Investments purchased	2,502,061	614,523
Capital shares redeemed	756,503	130,509
Management services fees	10,230	3,273
Distribution and/or service fees	15,157	525
Transfer agent fees	120,757	5,240
Compensation of chief compliance officer	117	4
Compensation of board members	—	1,627
Other expenses	27,479	19,742
Deferred compensation of board members	427,131	30,791
Total liabilities	3,859,435	808,568
Net assets applicable to outstanding capital stock	$1,248,605,013	$41,167,250
Represented by
Paid in capital	1,254,262,030	30,785,962
Total distributable earnings (loss)	(5,657,017)	10,381,288
Total - representing net assets applicable to outstanding capital stock	$1,248,605,013	$41,167,250
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Statement of Assets and Liabilities (continued)
June 30, 2025 (Unaudited)
	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Class A
Net assets	$392,341,115	$25,700,770
Shares outstanding	22,295,200	886,999
Net asset value per share	$17.60	$28.97
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$18.67	$30.74
Class C
Net assets	$86,891,545	$—
Shares outstanding	4,919,753	—
Net asset value per share	$17.66	$—
Institutional Class
Net assets	$664,365,296	$15,466,480
Shares outstanding	38,490,946	528,793
Net asset value per share	$17.26	$29.25
Institutional 2 Class
Net assets	$81,025,055	$—
Shares outstanding	4,647,961	—
Net asset value per share	$17.43	$—
Institutional 3 Class
Net assets	$11,169,282	$—
Shares outstanding	642,030	—
Net asset value per share	$17.40	$—
Class S
Net assets	$12,812,720	$—
Shares outstanding	742,311	—
Net asset value per share	$17.26	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Statement of Operations
Six Months Ended June 30, 2025 (Unaudited)

	Columbia Acorn® Fund	Columbia Acorn International®	Columbia Acorn International SelectSM
Net investment income
Income:
Dividends — unaffiliated issuers	$4,619,060	$10,919,218	$2,707,864
Dividends — affiliated issuers	1,746,724	135,239	50,294
Income from securities lending — net	159,475	33,739	—
European Union tax reclaim	1,212,619	—	916,899
Foreign taxes withheld	(8,850)	(935,683)	(220,676)
Total income	7,729,028	10,152,513	3,454,381
Expenses:
Management services fees	8,583,098	3,761,964	833,662
Distribution and/or service fees
Class A	603,640	154,082	140,429
Class C	29,751	—	—
Transfer agent fees
Class A	205,584	70,472	110,566
Class C	2,524	—	—
Institutional Class	678,655	304,610	54,435
Institutional 2 Class	6,739	4,860	1,012
Institutional 3 Class	757	2,589	228
Class S	131,412	62,115	11,992
Administration fees	322,198	110,533	23,974
Custodian fees	9,322	49,871	10,316
Printing and postage fees	44,929	38,439	21,344
Registration fees	48,123	40,819	38,490
Accounting services fees	14,288	15,769	15,442
Legal fees	37,121	13,647	7,749
Line of credit interest	—	3,510	60
Compensation of chief compliance officer	209	72	16
Compensation of board members	33,805	14,482	6,748
Deferred compensation of board members	(474,532)	(211,861)	(9,951)
Other	70,781	52,994	30,307
Total expenses	10,348,404	4,488,967	1,296,819
Fees waived or expenses reimbursed by Investment Manager and its affiliates	—	(140,677)	(293,819)
Fees waived by transfer agent
Institutional 2 Class	—	—	(79)
Institutional 3 Class	—	—	(146)
Total net expenses	10,348,404	4,348,290	1,002,775
Net investment income (loss)	(2,619,376)	5,804,223	2,451,606
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	71,297,570	(3,723,570)	2,055,953
Investments — affiliated issuers	1,877	(2,511)	685
Foreign currency translations	—	109,461	55,008
Net realized gain (loss)	71,299,447	(3,616,620)	2,111,646
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(169,971,524)	139,614,833	21,853,418
Investments — affiliated issuers	(3,645,969)	405	(102)
Foreign currency translations	1	202,392	89,487
Foreign capital gains tax	—	—	(9,988)
Net change in unrealized appreciation (depreciation)	(173,617,492)	139,817,630	21,932,815
Net realized and unrealized gain (loss)	(102,318,045)	136,201,010	24,044,461
Net increase (decrease) in net assets resulting from operations	$(104,937,421)	$142,005,233	$26,496,067
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Statement of Operations (continued)
Six Months Ended June 30, 2025 (Unaudited)

	Columbia Thermostat FundSM	Columbia Acorn European FundSM
Net investment income
Income:
Dividends — unaffiliated issuers	$—	$841,672
Dividends — affiliated issuers	17,264,686	10,229
Income from securities lending — net	—	1,110
Foreign taxes withheld	—	(83,805)
Total income	17,264,686	769,206
Expenses:
Management services fees	588,905	205,291
Distribution and/or service fees
Class A	470,628	28,876
Class C	421,949	—
Transfer agent fees
Class A	178,278	14,530
Class C	39,955	—
Institutional Class	292,924	10,401
Institutional 2 Class	20,732	—
Institutional 3 Class	419	—
Class S	5,860	—
Administration fees	146,580	5,105
Custodian fees	1,153	14,781
Printing and postage fees	39,618	10,759
Registration fees	56,238	18,222
Accounting services fees	4,172	14,288
Legal fees	18,907	6,206
Line of credit interest	539	90
Compensation of chief compliance officer	99	3
Compensation of board members	17,638	5,100
Deferred compensation of board members	(23,556)	(929)
Other	32,413	1,865
Total expenses	2,313,451	334,588
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(49,804)	(82,389)
Fees waived by transfer agent
Institutional 2 Class	(3,567)	—
Institutional 3 Class	(257)	—
Total net expenses	2,259,823	252,199
Net investment income	15,004,863	517,007
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	—	10,199,016
Investments — affiliated issuers	(7,867,321)	(27)
Capital gain distributions from underlying affiliated funds	13,889,382	—
Foreign currency translations	—	(4,038)
Net realized gain	6,022,061	10,194,951
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	—	(3,148,684)
Investments — affiliated issuers	78,958,157	73
Foreign currency translations	—	23,621
Net change in unrealized appreciation (depreciation)	78,958,157	(3,124,990)
Net realized and unrealized gain	84,980,218	7,069,961
Net increase in net assets resulting from operations	$99,985,081	$7,586,968
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Statement of Changes in Net Assets

	Columbia Acorn® Fund		Columbia Acorn International®
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income (loss)	$(2,619,376)	$(15,049,222)	$5,804,223	$10,026,120
Net realized gain (loss)	71,299,447	354,316,937	(3,616,620)	84,164,253
Net change in unrealized appreciation (depreciation)	(173,617,492)	33,556,369	139,817,630	(139,384,521)
Net increase (decrease) in net assets resulting from operations	(104,937,421)	372,824,084	142,005,233	(45,194,148)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	—	(3,234,863)	(14,776,573)
Advisor Class	—	—	—	(187,821)
Institutional Class	—	—	(14,046,800)	(70,673,340)
Institutional 2 Class	—	—	(472,416)	(2,116,606)
Institutional 3 Class	—	—	(1,876,200)	(12,977,717)
Class S	—	—	(2,802,700)	(9,229,839)
Total distributions to shareholders	—	—	(22,432,979)	(109,961,896)
Decrease in net assets from capital stock activity	(162,162,773)	(426,753,331)	(78,195,552)	(118,727,568)
Total increase (decrease) in net assets	(267,100,194)	(53,929,247)	41,376,702	(273,883,612)
Net assets at beginning of period	2,728,833,683	2,782,762,930	884,303,358	1,158,186,970
Net assets at end of period	$2,461,733,489	$2,728,833,683	$925,680,060	$884,303,358
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Acorn International SelectSM		Columbia Thermostat FundSM
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$2,451,606	$2,095,239	$15,004,863	$37,470,246
Net realized gain	2,111,646	17,965,244	6,022,061	22,317,876
Net change in unrealized appreciation (depreciation)	21,932,815	(19,497,864)	78,958,157	34,872,187
Net increase in net assets resulting from operations	26,496,067	562,619	99,985,081	94,660,309
Distributions to shareholders
Net investment income and net realized gains
Class A	(3,064,221)	(1,124,318)	(1,843,574)	(12,416,154)
Advisor Class	—	(10,754)	—	(302,495)
Class C	—	—	(408,755)	(2,211,271)
Institutional Class	(1,623,542)	(826,746)	(3,171,179)	(21,710,377)
Institutional 2 Class	(97,517)	(56,532)	(384,539)	(2,679,962)
Institutional 3 Class	(261,308)	(114,637)	(52,124)	(372,731)
Class S	(355,373)	—	(61,254)	(398,576)
Total distributions to shareholders	(5,401,961)	(2,132,987)	(5,921,425)	(40,091,566)
Decrease in net assets from capital stock activity	(7,199,882)	(33,869,049)	(44,084,496)	(198,986,914)
Total increase (decrease) in net assets	13,894,224	(35,439,417)	49,979,160	(144,418,171)
Net assets at beginning of period	189,626,791	225,066,208	1,198,625,853	1,343,044,024
Net assets at end of period	$203,521,015	$189,626,791	$1,248,605,013	$1,198,625,853
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Acorn European FundSM
	Six Months Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
Operations
Net investment income	$517,007	$88,737
Net realized gain	10,194,951	12,835,372
Net change in unrealized appreciation (depreciation)	(3,124,990)	(14,829,291)
Net increase (decrease) in net assets resulting from operations	7,586,968	(1,905,182)
Distributions to shareholders
Net investment income and net realized gains
Class A	—	(598,281)
Advisor Class	—	(15,596)
Institutional Class	—	(488,108)
Total distributions to shareholders	—	(1,101,985)
Decrease in net assets from capital stock activity	(7,529,187)	(16,527,056)
Total increase (decrease) in net assets	57,781	(19,534,223)
Net assets at beginning of period	41,109,469	60,643,692
Net assets at end of period	$41,167,250	$41,109,469
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Acorn® Fund				Columbia Acorn International®
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024		June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	571,081	4,487,505	1,132,352	9,163,800	80,690	1,851,473	338,163	8,410,184
Distributions reinvested	—	—	—	—	129,517	3,098,041	623,582	14,150,032
Shares redeemed	(5,525,452)	(43,832,453)	(13,562,866)	(109,021,278)	(536,946)	(12,124,420)	(1,361,129)	(33,790,944)
Net decrease	(4,954,371)	(39,344,948)	(12,430,514)	(99,857,478)	(326,739)	(7,174,906)	(399,384)	(11,230,728)
Advisor Class
Shares sold	—	—	218,852	2,732,848	—	—	22,985	590,751
Distributions reinvested	—	—	—	—	—	—	7,258	187,630
Shares redeemed	—	—	(3,279,577)	(46,124,474)	—	—	(248,274)	(6,151,410)
Net decrease	—	—	(3,060,725)	(43,391,626)	—	—	(218,031)	(5,373,029)
Class C
Shares sold	16,580	178,163	46,214	496,832	—	—	1,368	29,826
Shares redeemed	(142,298)	(1,544,156)	(294,421)	(3,234,271)	—	—	(148,003)	(3,228,484)
Net decrease	(125,718)	(1,365,993)	(248,207)	(2,737,439)	—	—	(146,635)	(3,198,658)
Institutional Class
Shares sold	1,124,194	12,747,428	4,779,528	60,466,900	126,671	2,878,818	379,620	9,275,114
Distributions reinvested	—	—	—	—	519,977	12,531,446	2,738,250	63,070,993
Shares redeemed	(8,498,805)	(99,006,884)	(56,498,495)	(679,545,275)	(1,486,814)	(33,631,696)	(11,509,843)	(296,693,997)
Net decrease	(7,374,611)	(86,259,456)	(51,718,967)	(619,078,375)	(840,166)	(18,221,432)	(8,391,973)	(224,347,890)
Institutional 2 Class
Shares sold	267,635	3,522,824	350,551	4,595,267	72,276	1,650,916	66,030	1,649,754
Distributions reinvested	—	—	—	—	19,586	471,822	92,289	2,113,154
Shares redeemed	(283,256)	(3,590,341)	(751,649)	(9,623,144)	(70,511)	(1,636,002)	(290,130)	(7,229,364)
Net increase (decrease)	(15,621)	(67,517)	(401,098)	(5,027,877)	21,351	486,736	(131,811)	(3,466,456)
Institutional 3 Class
Shares sold	198,947	2,586,699	341,360	4,439,835	132,034	3,008,439	461,541	11,337,102
Distributions reinvested	—	—	—	—	75,874	1,867,250	383,395	8,931,728
Shares redeemed	(481,250)	(6,209,694)	(534,626)	(7,078,513)	(1,966,221)	(47,374,309)	(971,545)	(24,990,518)
Net decrease	(282,303)	(3,622,995)	(193,266)	(2,638,678)	(1,758,313)	(42,498,620)	(126,609)	(4,721,688)
Class R
Shares sold	—	—	—	—	—	—	1,674	40,933
Shares redeemed	—	—	—	—	—	—	(84,904)	(2,070,566)
Net decrease	—	—	—	—	—	—	(83,230)	(2,029,633)
Class S
Shares sold	93,776	1,112,335	30,814,407	380,431,067	10,350	233,751	5,384,804	142,655,849
Distributions reinvested	—	—	—	—	116,118	2,798,454	425,476	9,220,057
Shares redeemed	(2,785,907)	(32,614,199)	(2,664,136)	(34,452,925)	(611,037)	(13,819,535)	(684,627)	(16,235,392)
Net increase (decrease)	(2,692,131)	(31,501,864)	28,150,271	345,978,142	(484,569)	(10,787,330)	5,125,653	135,640,514
Total net decrease	(15,444,755)	(162,162,773)	(39,902,506)	(426,753,331)	(3,388,436)	(78,195,552)	(4,372,020)	(118,727,568)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Acorn International SelectSM				Columbia Thermostat FundSM
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024		June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	40,597	1,082,703	72,601	1,877,055	728,395	12,113,229	1,560,668	25,017,144
Distributions reinvested	102,517	2,826,390	38,497	1,033,246	98,973	1,705,309	703,749	11,451,576
Shares redeemed	(301,894)	(8,028,190)	(745,084)	(19,426,483)	(2,233,295)	(36,949,550)	(5,986,998)	(96,073,826)
Net decrease	(158,780)	(4,119,097)	(633,986)	(16,516,182)	(1,405,927)	(23,131,012)	(3,722,581)	(59,605,106)
Advisor Class
Shares sold	—	—	8,189	221,213	—	—	1,363,908	21,181,473
Distributions reinvested	—	—	387	10,723	—	—	19,097	301,351
Shares redeemed	—	—	(44,025)	(1,173,900)	—	—	(5,875,625)	(96,946,631)
Net decrease	—	—	(35,449)	(941,964)	—	—	(4,492,620)	(75,463,807)
Class C
Shares sold	—	—	642	13,933	281,017	4,686,051	457,227	7,299,907
Distributions reinvested	—	—	—	—	22,270	385,272	126,698	2,073,544
Shares redeemed	—	—	(48,724)	(1,079,132)	(744,460)	(12,402,753)	(2,287,469)	(36,778,190)
Net decrease	—	—	(48,082)	(1,065,199)	(441,173)	(7,331,430)	(1,703,544)	(27,404,739)
Institutional Class
Shares sold	60,902	1,668,453	114,467	3,045,470	3,898,776	63,649,489	10,066,666	161,650,690
Distributions reinvested	48,375	1,363,202	26,520	726,909	153,595	2,595,756	1,142,666	18,218,419
Shares redeemed	(164,355)	(4,406,554)	(1,089,922)	(29,535,423)	(4,731,263)	(76,659,993)	(13,641,826)	(215,349,951)
Net decrease	(55,078)	(1,374,899)	(948,935)	(25,763,044)	(678,892)	(10,414,748)	(2,432,494)	(35,480,842)
Institutional 2 Class
Shares sold	3,439	96,384	10,380	281,427	719,096	11,910,371	1,629,460	25,850,054
Distributions reinvested	3,420	97,506	2,039	56,528	22,527	384,539	166,441	2,679,962
Shares redeemed	(41,311)	(1,138,994)	(80,948)	(2,160,394)	(871,962)	(14,248,878)	(2,646,019)	(41,946,646)
Net decrease	(34,452)	(945,104)	(68,529)	(1,822,439)	(130,339)	(1,953,968)	(850,118)	(13,416,630)
Institutional 3 Class
Shares sold	6,345	172,219	32,621	887,685	85,164	1,392,291	116,878	1,868,513
Distributions reinvested	9,145	260,730	4,132	114,544	3,049	51,930	23,111	371,235
Shares redeemed	(31,448)	(870,071)	(62,603)	(1,700,783)	(106,831)	(1,735,071)	(195,591)	(3,100,122)
Net decrease	(15,958)	(437,122)	(25,850)	(698,554)	(18,618)	(290,850)	(55,602)	(860,374)
Class S
Shares sold	5,031	138,305	507,130	14,077,388	523	8,364	832,840	13,754,131
Distributions reinvested	12,611	355,373	—	—	3,625	61,254	24,942	398,576
Shares redeemed	(30,198)	(817,338)	(42,877)	(1,139,055)	(64,126)	(1,032,106)	(55,493)	(908,123)
Net increase (decrease)	(12,556)	(323,660)	464,253	12,938,333	(59,978)	(962,488)	802,289	13,244,584
Total net decrease	(276,824)	(7,199,882)	(1,296,578)	(33,869,049)	(2,734,927)	(44,084,496)	(12,454,670)	(198,986,914)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Statement of Changes in Net Assets  (continued)

	Columbia Acorn European FundSM
	Six Months Ended		Year Ended
	June 30, 2025 (Unaudited)		December 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	171,956	4,405,073	194,802	4,856,694
Distributions reinvested	—	—	23,930	597,993
Shares redeemed	(251,065)	(6,266,634)	(445,772)	(11,331,707)
Net decrease	(79,109)	(1,861,561)	(227,040)	(5,877,020)
Advisor Class
Shares sold	—	—	25,009	647,374
Distributions reinvested	—	—	580	15,559
Shares redeemed	—	—	(97,314)	(2,474,422)
Net decrease	—	—	(71,725)	(1,811,489)
Class C
Shares sold	—	—	106	2,516
Shares redeemed	—	—	(72,798)	(1,709,763)
Net decrease	—	—	(72,692)	(1,707,247)
Institutional Class
Shares sold	36,746	962,904	132,787	3,317,734
Distributions reinvested	—	—	19,359	485,098
Shares redeemed	(258,260)	(6,630,530)	(325,949)	(8,389,451)
Net decrease	(221,514)	(5,667,626)	(173,803)	(4,586,619)
Institutional 2 Class
Shares sold	—	—	3,862	100,981
Shares redeemed	—	—	(105,850)	(2,599,932)
Net decrease	—	—	(101,988)	(2,498,951)
Institutional 3 Class
Shares sold	—	—	3	50
Shares redeemed	—	—	(1,898)	(45,780)
Net decrease	—	—	(1,895)	(45,730)
Total net decrease	(300,623)	(7,529,187)	(649,143)	(16,527,056)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights
Columbia Acorn® Fund
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2025 (Unaudited)	$8.55	(0.02)(c)	(0.30)	(0.32)	—	—	—
Year Ended 12/31/2024	$7.49	(0.06)	1.12	1.06	—	—	—
Year Ended 12/31/2023	$6.16	(0.03)	1.36	1.33	—	—	—
Year Ended 12/31/2022	$10.01	(0.04)	(3.34)	(3.38)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$12.69	(0.10)	1.07	0.97	(0.14)	(3.51)	(3.65)
Year Ended 12/31/2020	$11.71	(0.06)	3.24	3.18	—	(2.20)	(2.20)
Class C
Six Months Ended 6/30/2025 (Unaudited)	$11.77	(0.06)(c)	(0.42)	(0.48)	—	—	—
Year Ended 12/31/2024	$10.39	(0.17)	1.55	1.38	—	—	—
Year Ended 12/31/2023	$8.61	(0.11)	1.89	1.78	—	—	—
Year Ended 12/31/2022	$13.72	(0.13)	(4.57)	(4.70)	—	(0.41)	(0.41)
Year Ended 12/31/2021	$16.14	(0.26)	1.40	1.14	(0.13)	(3.43)	(3.56)
Year Ended 12/31/2020(g)	$16.57	(0.20)	4.08	3.88	—	(4.31)	(4.31)
Institutional Class
Six Months Ended 6/30/2025 (Unaudited)	$12.51	(0.01)(c)	(0.45)	(0.46)	—	—	—
Year Ended 12/31/2024	$10.93	(0.06)	1.64	1.58	—	—	—
Year Ended 12/31/2023	$8.97	(0.02)	1.98	1.96	—	—	—
Year Ended 12/31/2022	$14.22	(0.03)	(4.75)	(4.78)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$16.60	(0.09)	1.43	1.34	(0.13)	(3.59)	(3.72)
Year Ended 12/31/2020	$14.70	(0.04)	4.14	4.10	—	(2.20)	(2.20)
Institutional 2 Class
Six Months Ended 6/30/2025 (Unaudited)	$13.81	(0.01)(c)	(0.49)	(0.50)	—	—	—
Year Ended 12/31/2024	$12.06	(0.06)	1.81	1.75	—	—	—
Year Ended 12/31/2023	$9.89	(0.02)	2.19	2.17	—	—	—
Year Ended 12/31/2022	$15.62	(0.03)	(5.23)	(5.26)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$17.88	(0.10)	1.57	1.47	(0.13)	(3.60)	(3.73)
Year Ended 12/31/2020	$15.69	(0.04)	4.43	4.39	—	(2.20)	(2.20)
Institutional 3 Class
Six Months Ended 6/30/2025 (Unaudited)	$14.06	(0.01)(c)	(0.50)	(0.51)	—	—	—
Year Ended 12/31/2024	$12.28	(0.05)	1.83	1.78	—	—	—
Year Ended 12/31/2023	$10.07	(0.02)	2.23	2.21	—	—	—
Year Ended 12/31/2022	$15.88	(0.02)	(5.32)	(5.34)	—	(0.47)	(0.47)
Year Ended 12/31/2021	$18.12	(0.09)	1.60	1.51	(0.14)	(3.61)	(3.75)
Year Ended 12/31/2020	$15.87	(0.04)	4.49	4.45	—	(2.20)	(2.20)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2025 (Unaudited)	$8.23	(3.74% )	1.05%	1.05%	(0.41% )(c)	43%	$483,457
Year Ended 12/31/2024	$8.55	14.15% (d)	1.16%	1.08% (e)	(0.74% )	81%	$544,609
Year Ended 12/31/2023	$7.49	21.59% (d)	1.15%	1.08% (e)	(0.46% )	64%	$570,240
Year Ended 12/31/2022	$6.16	(34.01% )	1.08% (f)	1.08% (e),(f)	(0.53% )	64%	$521,243
Year Ended 12/31/2021	$10.01	8.79%	1.08%	1.08% (e)	(0.80% )	75%	$919,643
Year Ended 12/31/2020	$12.69	29.18% (d)	1.11%	1.11% (e)	(0.56% )	86%	$983,709
Class C
Six Months Ended 6/30/2025 (Unaudited)	$11.29	(4.08% )	1.80%	1.80%	(1.17% )(c)	43%	$5,546
Year Ended 12/31/2024	$11.77	13.28% (d)	1.91%	1.83% (e)	(1.49% )	81%	$7,263
Year Ended 12/31/2023	$10.39	20.67% (d)	1.90%	1.83% (e)	(1.21% )	64%	$8,991
Year Ended 12/31/2022	$8.61	(34.48% )	1.83% (f)	1.83% (e),(f)	(1.29% )	64%	$9,153
Year Ended 12/31/2021	$13.72	7.95%	1.83%	1.83% (e)	(1.54% )	75%	$24,546
Year Ended 12/31/2020 (g)	$16.14	28.27% (d)	1.86%	1.86% (e)	(1.30% )	86%	$55,861
Institutional Class
Six Months Ended 6/30/2025 (Unaudited)	$12.05	(3.68% )	0.80%	0.80%	(0.16% )(c)	43%	$1,614,974
Year Ended 12/31/2024	$12.51	14.46% (d)	0.91%	0.83% (e)	(0.49% )	81%	$1,767,918
Year Ended 12/31/2023	$10.93	21.85% (d)	0.90%	0.83% (e)	(0.21% )	64%	$2,110,299
Year Ended 12/31/2022	$8.97	(33.78% )	0.83% (f)	0.83% (e),(f)	(0.28% )	64%	$1,865,518
Year Ended 12/31/2021	$14.22	8.99%	0.83%	0.83% (e)	(0.55% )	75%	$3,413,006
Year Ended 12/31/2020	$16.60	29.51% (d)	0.86%	0.86% (e)	(0.30% )	86%	$3,569,794
Institutional 2 Class
Six Months Ended 6/30/2025 (Unaudited)	$13.31	(3.62% )	0.77%	0.77%	(0.13% )(c)	43%	$26,191
Year Ended 12/31/2024	$13.81	14.51% (d)	0.89%	0.80%	(0.46% )	81%	$27,386
Year Ended 12/31/2023	$12.06	21.94% (d)	0.87%	0.81%	(0.18% )	64%	$28,765
Year Ended 12/31/2022	$9.89	(33.83% )(d)	0.81% (f)	0.80% (f)	(0.26% )	64%	$23,445
Year Ended 12/31/2021	$15.62	9.09% (d)	0.80%	0.80%	(0.52% )	75%	$52,797
Year Ended 12/31/2020	$17.88	29.50% (d)	0.83%	0.82%	(0.27% )	86%	$61,000
Institutional 3 Class
Six Months Ended 6/30/2025 (Unaudited)	$13.55	(3.63% )	0.72%	0.72%	(0.08% )(c)	43%	$24,668
Year Ended 12/31/2024	$14.06	14.50% (d)	0.84%	0.75%	(0.41% )	81%	$29,552
Year Ended 12/31/2023	$12.28	21.95% (d)	0.83%	0.76%	(0.17% )	64%	$28,181
Year Ended 12/31/2022	$10.07	(33.77% )	0.77% (f)	0.77% (f)	(0.23% )	64%	$47,945
Year Ended 12/31/2021	$15.88	9.16%	0.75%	0.75%	(0.46% )	75%	$78,955
Year Ended 12/31/2020	$18.12	29.54% (d)	0.78%	0.78%	(0.25% )	86%	$155,338
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 6/30/2025 (Unaudited)	$12.51	(0.01)(c)	(0.44)	(0.45)	—	—	—
Year Ended 12/31/2024(h)	$12.23	(0.01)	0.29	0.28	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Six Months Ended 6/30/2025 (Unaudited)
Class A	lessthan 0.01	0.10
Class C	0.01	0.10
Institutional Class	0.01	0.10
Institutional 2 Class	0.01	0.10
Institutional 3 Class	0.01	0.10
Class S	0.01	0.10

(d)	Had the Investment Manager and/or Transfer Agent not waived fees and/or reimbursed a portion of expenses, total return would have been reduced.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.03%.

(g)	Per share amounts have been adjusted on a retroactive basis to reflect a 4 to 1 reverse stock split completed after the close of business on September 11, 2020.
(h)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn® Fund

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 6/30/2025 (Unaudited)	$12.06	(3.60% )	0.80%	0.80%	(0.17% )(c)	43%	$306,898
Year Ended 12/31/2024 (h)	$12.51	2.29% (d)	0.95%	0.83%	(0.41% )	81%	$352,105
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights
Columbia Acorn International®

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2025 (Unaudited)	$21.54	0.12	3.54	3.66	(0.08)	(0.53)	(0.61)
Year Ended 12/31/2024	$25.46	0.18 (d)	(1.41)	(1.23)	(0.71)	(1.98)	(2.69)
Year Ended 12/31/2023	$21.34	0.09	4.03	4.12	—	—	—
Year Ended 12/31/2022	$33.19	0.17 (g)	(11.35)	(11.18)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.31	0.01	4.08	4.09	(0.38)	(4.83)	(5.21)
Year Ended 12/31/2020	$34.20	0.06	4.51	4.57	(0.20)	(4.26)	(4.46)
Institutional Class
Six Months Ended 6/30/2025 (Unaudited)	$21.68	0.15	3.55	3.70	(0.08)	(0.53)	(0.61)
Year Ended 12/31/2024	$25.66	0.26 (d)	(1.43)	(1.17)	(0.83)	(1.98)	(2.81)
Year Ended 12/31/2023	$21.46	0.15	4.05	4.20	—	—	—
Year Ended 12/31/2022	$33.28	0.23 (g)	(11.38)	(11.15)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.47	0.10	4.09	4.19	(0.55)	(4.83)	(5.38)
Year Ended 12/31/2020	$34.25	0.14	4.54	4.68	(0.20)	(4.26)	(4.46)
Institutional 2 Class
Six Months Ended 6/30/2025 (Unaudited)	$21.66	0.16	3.55	3.71	(0.08)	(0.53)	(0.61)
Year Ended 12/31/2024	$25.66	0.26 (d)	(1.42)	(1.16)	(0.86)	(1.98)	(2.84)
Year Ended 12/31/2023	$21.45	0.17	4.04	4.21	—	—	—
Year Ended 12/31/2022	$33.25	0.24 (g)	(11.37)	(11.13)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.46	0.12	4.09	4.21	(0.59)	(4.83)	(5.42)
Year Ended 12/31/2020	$34.22	0.16	4.54	4.70	(0.20)	(4.26)	(4.46)
Institutional 3 Class
Six Months Ended 6/30/2025 (Unaudited)	$22.12	0.17	3.62	3.79	(0.08)	(0.53)	(0.61)
Year Ended 12/31/2024	$26.15	0.28 (d)	(1.45)	(1.17)	(0.88)	(1.98)	(2.86)
Year Ended 12/31/2023	$21.84	0.18	4.13	4.31	—	—	—
Year Ended 12/31/2022	$33.83	0.26 (g)	(11.58)	(11.32)	—	(0.67)	(0.67)
Year Ended 12/31/2021	$34.99	0.15	4.14	4.29	(0.62)	(4.83)	(5.45)
Year Ended 12/31/2020	$34.67	0.19	4.59	4.78	(0.20)	(4.26)	(4.46)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2025 (Unaudited)	$24.59	17.07%	1.25% (c)	1.22% (c)	1.08%	9%	$132,673
Year Ended 12/31/2024	$21.54	(5.09% )	1.38% (c)	1.22% (c),(e)	0.73% (d)	28%	$123,302
Year Ended 12/31/2023	$25.46	19.31%	1.37% (c),(f)	1.24% (c),(e),(f)	0.41%	46%	$155,877
Year Ended 12/31/2022	$21.34	(33.81% )	1.27% (c),(f),(h)	1.23% (c),(e),(f),(h)	0.71%	29%	$151,725
Year Ended 12/31/2021	$33.19	12.63%	1.24% (c)	1.23% (c),(e)	0.03%	27%	$282,125
Year Ended 12/31/2020	$34.31	14.68%	1.28% (c)	1.24% (c),(e)	0.21%	55%	$283,478
Institutional Class
Six Months Ended 6/30/2025 (Unaudited)	$24.77	17.15%	1.00% (c)	0.96% (c)	1.34%	9%	$579,520
Year Ended 12/31/2024	$21.68	(4.82% )	1.13% (c)	0.97% (c),(e)	1.01% (d)	28%	$525,326
Year Ended 12/31/2023	$25.66	19.57%	1.12% (c),(f)	0.99% (c),(e),(f)	0.66%	46%	$837,217
Year Ended 12/31/2022	$21.46	(33.63% )	1.03% (c),(f),(h)	0.98% (c),(e),(f),(h)	0.96%	29%	$906,415
Year Ended 12/31/2021	$33.28	12.89%	0.99% (c)	0.98% (c),(e)	0.28%	27%	$1,727,042
Year Ended 12/31/2020	$34.47	14.99%	1.03% (c)	0.99% (c),(e)	0.46%	55%	$1,760,927
Institutional 2 Class
Six Months Ended 6/30/2025 (Unaudited)	$24.76	17.21%	0.94% (c)	0.90% (c)	1.42%	9%	$19,398
Year Ended 12/31/2024	$21.66	(4.79% )	1.09% (c)	0.92% (c)	1.03% (d)	28%	$16,507
Year Ended 12/31/2023	$25.66	19.63%	1.05% (c),(f)	0.92% (c),(f)	0.75%	46%	$22,937
Year Ended 12/31/2022	$21.45	(33.60% )	0.97% (c),(f),(h)	0.92% (c),(f),(h)	1.04%	29%	$80,059
Year Ended 12/31/2021	$33.25	12.97%	0.95% (c)	0.92% (c)	0.34%	27%	$126,973
Year Ended 12/31/2020	$34.46	15.06%	0.97% (c)	0.92% (c)	0.53%	55%	$129,576
Institutional 3 Class
Six Months Ended 6/30/2025 (Unaudited)	$25.30	17.21%	0.88% (c)	0.85% (c)	1.46%	9%	$79,108
Year Ended 12/31/2024	$22.12	(4.75% )	1.03% (c)	0.88% (c)	1.07% (d)	28%	$108,049
Year Ended 12/31/2023	$26.15	19.73%	1.01% (c),(f)	0.89% (c),(f)	0.77%	46%	$131,038
Year Ended 12/31/2022	$21.84	(33.58% )	0.92% (c),(f),(h)	0.88% (c),(f),(h)	1.10%	29%	$133,738
Year Ended 12/31/2021	$33.83	13.00%	0.90% (c)	0.88% (c)	0.40%	27%	$179,991
Year Ended 12/31/2020	$34.99	15.10%	0.93% (c)	0.88% (c)	0.60%	55%	$277,614
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 6/30/2025 (Unaudited)	$21.68	0.15	3.55	3.70	(0.08)	(0.53)	(0.61)
Year Ended 12/31/2024(i)	$26.68	0.00 (d),(j)	(3.14)	(3.14)	(0.31)	(1.55)	(1.86)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include line of credit interest expense. For the periods indicated below, if line of credit interest expense had been excluded, expenses would have been lower by:

Class	6/30/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Class A	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	—%	less than 0.01%
Institutional Class	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	—%	less than 0.01%
Institutional 2 Class	less than 0.01%	less than 0.01%	less than 0.01%	less than 0.01%	—%	less than 0.01%
Institutional 3 Class	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	—%	less than 0.01%
Class S	less than 0.01%	less than 0.01%	—%	—%	—%	—%

(d)	Includes income resulting from European Union tax reclaims. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2024
Class A	0.04	0.17
Institutional Class	0.04	0.17
Institutional 2 Class	0.04	0.17
Institutional 3 Class	0.04	0.17
Class S	0.01	0.17

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Ratios include interest on collateral expense which is less than 0.01%.
(g)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(h)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.03%.

(i)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(j)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn International®

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 6/30/2025 (Unaudited)	$24.77	17.15%	1.00% (c)	0.97% (c)	1.32%	9%	$114,980
Year Ended 12/31/2024 (i)	$21.68	(11.76% )	1.20% (c)	0.97% (c)	0.08% (d)	28%	$111,119
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights
Columbia Acorn International SelectSM

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2025 (Unaudited)	$25.18	0.32 (c)	3.32	3.64	(0.74)	—	(0.74)
Year Ended 12/31/2024	$25.48	0.23	(0.29)	(0.06)	(0.24)	—	(0.24)
Year Ended 12/31/2023	$21.57	0.07	3.84	3.91	—	—	—
Year Ended 12/31/2022	$35.43	0.12 (f)	(13.06)	(12.94)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$33.67	(0.05)	3.50	3.45	(0.28)	(1.41)	(1.69)
Year Ended 12/31/2020	$28.58	(0.03)	5.21	5.18	(0.09)	—	(0.09)
Institutional Class
Six Months Ended 6/30/2025 (Unaudited)	$25.75	0.36 (c)	3.39	3.75	(0.80)	—	(0.80)
Year Ended 12/31/2024	$26.04	0.31	(0.30)	0.01	(0.30)	—	(0.30)
Year Ended 12/31/2023	$21.99	0.13	3.92	4.05	—	—	—
Year Ended 12/31/2022	$36.01	0.18 (f)	(13.28)	(13.10)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.25	0.04	3.56	3.60	(0.43)	(1.41)	(1.84)
Year Ended 12/31/2020	$29.00	0.03	5.31	5.34	(0.09)	—	(0.09)
Institutional 2 Class
Six Months Ended 6/30/2025 (Unaudited)	$26.07	0.37 (c)	3.44	3.81	(0.84)	—	(0.84)
Year Ended 12/31/2024	$26.34	0.34	(0.28)	0.06	(0.33)	—	(0.33)
Year Ended 12/31/2023	$22.22	0.15	3.97	4.12	—	—	—
Year Ended 12/31/2022	$36.33	0.20 (f)	(13.39)	(13.19)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.57	0.06	3.60	3.66	(0.49)	(1.41)	(1.90)
Year Ended 12/31/2020	$29.24	0.08	5.34	5.42	(0.09)	—	(0.09)
Institutional 3 Class
Six Months Ended 6/30/2025 (Unaudited)	$26.07	0.39 (c)	3.43	3.82	(0.85)	—	(0.85)
Year Ended 12/31/2024	$26.35	0.35	(0.29)	0.06	(0.34)	—	(0.34)
Year Ended 12/31/2023	$22.21	0.17	3.97	4.14	—	—	—
Year Ended 12/31/2022	$36.31	0.21 (f)	(13.39)	(13.18)	—	(0.92)	(0.92)
Year Ended 12/31/2021	$34.56	0.09	3.59	3.68	(0.52)	(1.41)	(1.93)
Year Ended 12/31/2020	$29.22	0.07	5.36	5.43	(0.09)	—	(0.09)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn International SelectSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2025 (Unaudited)	$28.08	14.50%	1.47% (d)	1.16% (d)	2.44% (c)	9%	$118,891
Year Ended 12/31/2024	$25.18	(0.30% )	1.55% (d)	1.23% (d),(e)	0.86%	69%	$110,629
Year Ended 12/31/2023	$25.48	18.13%	1.55% (d)	1.23% (d),(e)	0.30%	43%	$128,076
Year Ended 12/31/2022	$21.57	(36.80% )	1.50% (d),(g)	1.24% (d),(e),(g)	0.48%	21%	$124,963
Year Ended 12/31/2021	$35.43	10.49%	1.44% (d)	1.23% (d),(e)	(0.15% )	27%	$235,103
Year Ended 12/31/2020	$33.67	18.21%	1.48%	1.26% (e)	(0.10% )	68%	$230,519
Institutional Class
Six Months Ended 6/30/2025 (Unaudited)	$28.70	14.63%	1.22% (d)	0.91% (d)	2.69% (c)	9%	$59,099
Year Ended 12/31/2024	$25.75	(0.04% )	1.29% (d)	0.98% (d),(e)	1.14%	69%	$54,447
Year Ended 12/31/2023	$26.04	18.42%	1.30% (d)	0.98% (d),(e)	0.55%	43%	$79,765
Year Ended 12/31/2022	$21.99	(36.65% )	1.25% (d),(g)	0.99% (d),(e),(g)	0.73%	21%	$79,829
Year Ended 12/31/2021	$36.01	10.79%	1.19% (d)	0.98% (d),(e)	0.10%	27%	$159,876
Year Ended 12/31/2020	$34.25	18.50%	1.23%	1.02% (e)	0.12%	68%	$155,133
Institutional 2 Class
Six Months Ended 6/30/2025 (Unaudited)	$29.04	14.67%	1.08% (d)	0.77% (d)	2.74% (c)	9%	$3,415
Year Ended 12/31/2024	$26.07	0.14%	1.16% (d)	0.84% (d)	1.25%	69%	$3,963
Year Ended 12/31/2023	$26.34	18.54%	1.16% (d)	0.86% (d)	0.64%	43%	$5,810
Year Ended 12/31/2022	$22.22	(36.57% )	1.11% (d),(g)	0.89% (d),(g)	0.78%	21%	$9,225
Year Ended 12/31/2021	$36.33	10.87%	1.10% (d)	0.89% (d)	0.17%	27%	$51,805
Year Ended 12/31/2020	$34.57	18.63%	1.15%	0.93%	0.27%	68%	$77,420
Institutional 3 Class
Six Months Ended 6/30/2025 (Unaudited)	$29.04	14.72%	1.02% (d)	0.71% (d)	2.89% (c)	9%	$9,152
Year Ended 12/31/2024	$26.07	0.14%	1.11% (d)	0.79% (d)	1.31%	69%	$8,631
Year Ended 12/31/2023	$26.35	18.64%	1.11% (d)	0.81% (d)	0.70%	43%	$9,404
Year Ended 12/31/2022	$22.21	(36.56% )	1.06% (d),(g)	0.84% (d),(g)	0.81%	21%	$11,188
Year Ended 12/31/2021	$36.31	10.93%	1.05% (d)	0.84% (d)	0.24%	27%	$28,694
Year Ended 12/31/2020	$34.56	18.67%	1.09%	0.89%	0.24%	68%	$27,064
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn International SelectSM

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 6/30/2025 (Unaudited)	$25.75	0.36 (c)	3.39	3.75	(0.80)	—	(0.80)
Year Ended 12/31/2024(h)	$27.97	0.03	(2.25)	(2.22)	—	—	—

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Six Months Ended 6/30/2025 (Unaudited)
Class A	0.13	0.95
Institutional Class	0.13	0.95
Institutional 2 Class	0.13	0.95
Institutional 3 Class	0.13	0.95
Class S	0.13	0.95

(d)	Ratios include line of credit interest expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.02 per share.
(g)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.02%.

(h)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn International SelectSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 6/30/2025 (Unaudited)	$28.70	14.63%	1.22% (d)	0.91% (d)	2.69% (c)	9%	$12,964
Year Ended 12/31/2024 (h)	$25.75	(7.94% )	1.38%	0.98%	0.47%	69%	$11,956
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights
Columbia Thermostat FundSM

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 6/30/2025 (Unaudited)	$16.28	0.20	1.20	1.40	(0.08)	—	(0.08)
Year Ended 12/31/2024	$15.61	0.46	0.74	1.20	(0.53)	—	(0.53)
Year Ended 12/31/2023	$14.36	0.39	1.24	1.63	(0.38)	—	(0.38)
Year Ended 12/31/2022	$17.01	0.26	(2.49)	(2.23)	(0.28)	(0.14)	(0.42)
Year Ended 12/31/2021	$18.31	0.24	0.89	1.13	(0.26)	(2.17)	(2.43)
Year Ended 12/31/2020	$15.12	0.26	4.13	4.39	(0.27)	(0.93)	(1.20)
Class C
Six Months Ended 6/30/2025 (Unaudited)	$16.40	0.14	1.20	1.34	(0.08)	—	(0.08)
Year Ended 12/31/2024	$15.73	0.34	0.74	1.08	(0.41)	—	(0.41)
Year Ended 12/31/2023	$14.48	0.27	1.25	1.52	(0.27)	—	(0.27)
Year Ended 12/31/2022	$17.14	0.14	(2.49)	(2.35)	(0.17)	(0.14)	(0.31)
Year Ended 12/31/2021	$18.43	0.09	0.90	0.99	(0.11)	(2.17)	(2.28)
Year Ended 12/31/2020	$15.23	0.12	4.16	4.28	(0.15)	(0.93)	(1.08)
Institutional Class
Six Months Ended 6/30/2025 (Unaudited)	$15.95	0.22	1.17	1.39	(0.08)	—	(0.08)
Year Ended 12/31/2024	$15.30	0.50	0.72	1.22	(0.57)	—	(0.57)
Year Ended 12/31/2023	$14.08	0.42	1.22	1.64	(0.42)	—	(0.42)
Year Ended 12/31/2022	$16.69	0.29	(2.44)	(2.15)	(0.32)	(0.14)	(0.46)
Year Ended 12/31/2021	$18.01	0.28	0.87	1.15	(0.30)	(2.17)	(2.47)
Year Ended 12/31/2020	$14.88	0.31	4.07	4.38	(0.32)	(0.93)	(1.25)
Institutional 2 Class
Six Months Ended 6/30/2025 (Unaudited)	$16.10	0.22	1.19	1.41	(0.08)	—	(0.08)
Year Ended 12/31/2024	$15.44	0.50	0.73	1.23	(0.57)	—	(0.57)
Year Ended 12/31/2023	$14.21	0.43	1.22	1.65	(0.42)	—	(0.42)
Year Ended 12/31/2022	$16.84	0.29	(2.45)	(2.16)	(0.33)	(0.14)	(0.47)
Year Ended 12/31/2021	$18.14	0.29	0.89	1.18	(0.31)	(2.17)	(2.48)
Year Ended 12/31/2020	$14.99	0.31	4.09	4.40	(0.32)	(0.93)	(1.25)
Institutional 3 Class
Six Months Ended 6/30/2025 (Unaudited)	$16.06	0.23	1.19	1.42	(0.08)	—	(0.08)
Year Ended 12/31/2024	$15.41	0.51	0.72	1.23	(0.58)	—	(0.58)
Year Ended 12/31/2023	$14.18	0.44	1.22	1.66	(0.43)	—	(0.43)
Year Ended 12/31/2022	$16.80	0.31	(2.45)	(2.14)	(0.34)	(0.14)	(0.48)
Year Ended 12/31/2021	$18.11	0.36	0.82	1.18	(0.32)	(2.17)	(2.49)
Year Ended 12/31/2020	$14.96	0.33	4.08	4.41	(0.33)	(0.93)	(1.26)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Thermostat FundSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2025 (Unaudited)	$17.60	8.63%	0.49% (c)	0.49% (c)	2.45%	60%	$392,341
Year Ended 12/31/2024	$16.28	7.68%	0.56% (c)	0.50% (c),(d)	2.83%	114%	$385,771
Year Ended 12/31/2023	$15.61	11.38%	0.57% (c)	0.49% (c),(d)	2.59%	148%	$428,092
Year Ended 12/31/2022	$14.36	(13.14% )	0.54% (c),(e)	0.50% (c),(d),(e)	1.70%	88%	$450,566
Year Ended 12/31/2021	$17.01	6.16%	0.54% (c)	0.50% (c),(d)	1.26%	49%	$624,373
Year Ended 12/31/2020	$18.31	29.27%	0.56% (c)	0.50% (c),(d)	1.53%	97%	$505,238
Class C
Six Months Ended 6/30/2025 (Unaudited)	$17.66	8.20%	1.24% (c)	1.24% (c)	1.70%	60%	$86,892
Year Ended 12/31/2024	$16.40	6.86%	1.31% (c)	1.25% (c),(d)	2.07%	114%	$87,900
Year Ended 12/31/2023	$15.73	10.52%	1.32% (c)	1.24% (c),(d)	1.82%	148%	$111,123
Year Ended 12/31/2022	$14.48	(13.75% )	1.29% (c),(e)	1.25% (c),(d),(e)	0.93%	88%	$126,802
Year Ended 12/31/2021	$17.14	5.40%	1.29% (c)	1.25% (c),(d)	0.48%	49%	$189,990
Year Ended 12/31/2020	$18.43	28.28%	1.31% (c)	1.25% (c),(d)	0.72%	97%	$208,937
Institutional Class
Six Months Ended 6/30/2025 (Unaudited)	$17.26	8.74%	0.24% (c)	0.24% (c)	2.69%	60%	$664,365
Year Ended 12/31/2024	$15.95	7.97%	0.31% (c)	0.25% (c),(d)	3.12%	114%	$624,613
Year Ended 12/31/2023	$15.30	11.66%	0.32% (c)	0.24% (c),(d)	2.85%	148%	$636,587
Year Ended 12/31/2022	$14.08	(12.92% )	0.29% (c),(e)	0.25% (c),(d),(e)	1.93%	88%	$600,671
Year Ended 12/31/2021	$16.69	6.42%	0.29% (c)	0.25% (c),(d)	1.52%	49%	$902,841
Year Ended 12/31/2020	$18.01	29.63%	0.31% (c)	0.25% (c),(d)	1.80%	97%	$729,119
Institutional 2 Class
Six Months Ended 6/30/2025 (Unaudited)	$17.43	8.78%	0.20% (c)	0.19% (c)	2.74%	60%	$81,025
Year Ended 12/31/2024	$16.10	8.01%	0.27% (c)	0.20% (c)	3.11%	114%	$76,935
Year Ended 12/31/2023	$15.44	11.67%	0.28% (c)	0.20% (c)	2.88%	148%	$86,925
Year Ended 12/31/2022	$14.21	(12.88% )	0.25% (c),(e)	0.20% (c),(e)	1.94%	88%	$90,290
Year Ended 12/31/2021	$16.84	6.53%	0.25% (c)	0.20% (c)	1.53%	49%	$169,246
Year Ended 12/31/2020	$18.14	29.59%	0.27% (c)	0.21% (c)	1.82%	97%	$129,197
Institutional 3 Class
Six Months Ended 6/30/2025 (Unaudited)	$17.40	8.87%	0.16% (c)	0.14% (c)	2.79%	60%	$11,169
Year Ended 12/31/2024	$16.06	8.00%	0.23% (c)	0.16% (c)	3.18%	114%	$10,613
Year Ended 12/31/2023	$15.41	11.73%	0.24% (c)	0.16% (c)	2.96%	148%	$11,038
Year Ended 12/31/2022	$14.18	(12.82% )	0.21% (c),(e)	0.16% (c),(e)	2.04%	88%	$10,184
Year Ended 12/31/2021	$16.80	6.52%	0.21% (c)	0.17% (c)	1.94%	49%	$15,581
Year Ended 12/31/2020	$18.11	29.69%	0.24% (c)	0.17% (c)	1.89%	97%	$2,862
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Thermostat FundSM

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class S
Six Months Ended 6/30/2025 (Unaudited)	$15.95	0.22	1.17	1.39	(0.08)	—	(0.08)
Year Ended 12/31/2024(f)	$16.61	0.17	(0.33)(g)	(0.16)	(0.50)	—	(0.50)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include line of credit interest expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.

(f)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(g)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Thermostat FundSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class S
Six Months Ended 6/30/2025 (Unaudited)	$17.26	8.74%	0.24% (c)	0.24% (c)	2.70%	60%	$12,813
Year Ended 12/31/2024 (f)	$15.95	(0.95% )	0.34% (c)	0.25% (c)	4.44%	114%	$12,794
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Financial Highlights
Columbia Acorn European FundSM

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 6/30/2025 (Unaudited)	$23.87	0.33	4.77	5.10	—	—
Year Ended 12/31/2024	$25.55	0.02	(1.12)	(1.10)	(0.58)	(0.58)
Year Ended 12/31/2023	$20.61	0.06	5.04	5.10	(0.16)	(0.16)
Year Ended 12/31/2022	$33.33	0.06 (e)	(12.78)	(12.72)	—	—
Year Ended 12/31/2021	$27.49	(0.14)	6.04	5.90	(0.06)	(0.06)
Year Ended 12/31/2020	$22.52	(0.12)	5.22	5.10	(0.13)	(0.13)
Institutional Class
Six Months Ended 6/30/2025 (Unaudited)	$24.06	0.34	4.85	5.19	—	—
Year Ended 12/31/2024	$25.76	0.08	(1.14)	(1.06)	(0.64)	(0.64)
Year Ended 12/31/2023	$20.77	0.11	5.10	5.21	(0.22)	(0.22)
Year Ended 12/31/2022	$33.51	0.11 (e)	(12.85)	(12.74)	—	—
Year Ended 12/31/2021	$27.64	(0.06)	6.06	6.00	(0.13)	(0.13)
Year Ended 12/31/2020	$22.59	(0.06)	5.24	5.18	(0.13)	(0.13)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include line of credit interest expense which is less than 0.01%.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Net investment income per share includes special dividends. The effect of these dividends amounted to $0.01 per share.
(f)
Ratios include Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations. If these had been excluded, expenses would have been higher by 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Acorn Trust  | 2025

Financial Highlights (continued)
Columbia Acorn European FundSM

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 6/30/2025 (Unaudited)	$28.97	21.37%	1.79% (c)	1.37% (c)	2.58%	53%	$25,701
Year Ended 12/31/2024	$23.87	(4.39% )	1.97% (c)	1.45% (c),(d)	0.08%	47%	$23,057
Year Ended 12/31/2023	$25.55	24.76%	1.92% (c)	1.45% (c),(d)	0.24%	23%	$30,487
Year Ended 12/31/2022	$20.61	(38.16% )	1.80% (c),(f)	1.45% (c),(d),(f)	0.25%	31%	$28,892
Year Ended 12/31/2021	$33.33	21.47%	1.63% (c)	1.44% (c),(d)	(0.45% )	21%	$66,374
Year Ended 12/31/2020	$27.49	22.80%	1.86% (c)	1.45% (c)	(0.54% )	45%	$42,059
Institutional Class
Six Months Ended 6/30/2025 (Unaudited)	$29.25	21.57%	1.55% (c)	1.13% (c)	2.65%	53%	$15,466
Year Ended 12/31/2024	$24.06	(4.18% )	1.72% (c)	1.20% (c),(d)	0.32%	47%	$18,053
Year Ended 12/31/2023	$25.76	25.09%	1.67% (c)	1.20% (c),(d)	0.47%	23%	$23,802
Year Ended 12/31/2022	$20.77	(38.02% )	1.54% (c),(f)	1.20% (c),(d),(f)	0.46%	31%	$38,307
Year Ended 12/31/2021	$33.51	21.76%	1.38% (c)	1.19% (c),(d)	(0.21% )	21%	$111,462
Year Ended 12/31/2020	$27.64	23.08%	1.61% (c)	1.20% (c)	(0.29% )	45%	$55,171
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Acorn Trust  | 2025

Notes to Financial Statements
June 30, 2025 (Unaudited)
Note 1. Organization
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM, Columbia Thermostat FundSM and Columbia Acorn European FundSM (each a Fund and collectively, the Funds) are each a series of Columbia Acorn Trust (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is a diversified fund.
Columbia Thermostat FundSM is a “fund of funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager or Columbia Management), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds). Columbia Thermostat FundSM is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Funds currently offer the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation event will be proportional to the net asset value of each share class.
As described in each Fund’s prospectus, Class A and Class C shares are available to the general public for investment. Class C shares automatically convert to Class A shares of the same Fund after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans and to certain other investors as also described in each Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Segment reporting
The intent of ASU 2023-07, Segment Reporting is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. Prior to July 7, 2025, the chief operating decision maker (CODM) was Columbia Wanger Asset Management, LLC (CWAM), a wholly-owned subsidiary of Columbia Management. Effective July 7, 2025, Columbia Management is the CODM. The CODM, through its Investment Oversight Committee and Global Executive Group, is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Funds have a single operating segment because the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined

Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Funds’ financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Funds may receive distributions from holdings in exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. To the extent actual information has not yet been reported by the REITs, estimates for return of capital may be made by the Funds’ management. Return of capital is recorded as a reduction of the cost basis of securities held. If the Funds no longer own the applicable securities, return of capital is recorded as a realized gain. Management’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders. No estimates are made for ETFs and RICs.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Securities lending
Each Fund, except Columbia Thermostat FundSM, may lend securities up to one-third of the value of its total assets to certain approved brokers, dealers, banks and or other institutional borrowers of securities that the Funds’ securities lending agent has determined are credit worthy under guidelines established by the Board of Trustees, to earn additional income. The Funds retain the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The Funds also receive a fee for the loan. The Funds have the ability to recall the loans at any time and could do so in order to vote proxies or to sell the loaned securities. Each loan is collateralized by cash that exceeds the value of the securities on loan. The market value of the loaned securities is determined daily at the close of business of a Fund and any additional required collateral is delivered to the Fund on the next business day. The Funds have elected to invest the cash collateral in the Dreyfus Government Cash Management Fund, a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board of Trustees. The income earned from the securities lending program is paid to each Fund, net of any fees remitted to Goldman Sachs Agency Lending, the Funds’ lending agent, and net of any borrower rebates. The Investment Manager does not retain any fees earned by the lending program. Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. In the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. Some of these losses may be indemnified by the lending agent. The Funds bear the risk of loss with respect to the investment of collateral. The net securities lending income earned as of June 30, 2025 by each Fund is included in the Statement of Operations.

Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements and under a securities lending agreement as well as any related collateral received or pledged by the Funds as of June 30, 2025:
Columbia Acorn® Fund
Goldman Sachs ($)
Liabilities
Collateral on Securities Loaned	61,863,077
Total Liabilities	61,863,077
Total Financial and Derivative Net Assets	(61,863,077)
Financial Instruments	60,428,091
Net Amount (a)	(1,434,986)

(a)	Represents the net amount due from/(to) counterparties in the event of default.
Securities lending transactions
The following table indicates the total amount of securities loaned by type, reconciled to gross liability payable upon return of the securities loaned by the Funds as of June 30, 2025:
	Overnight and continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Columbia Acorn® Fund
Securities lending transactions
Equity securities	$60,428,091	$—	$—	$—	$60,428,091
Gross amount of recognized liabilities for securities lending (collateral received)					61,863,077
Amounts due to counterparty in the event of default					$1,434,986
Expenses
General expenses of the Trust are allocated to the Funds and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
The Fund may file withholding tax reclaims in certain European Union countries to recover a portion of foreign taxes previously withheld on dividends earned, which may be reclaimable based upon certain provisions in the Treaty on the Functioning of the European Union (EU) and subsequent rulings by the European Court of Justice. The Fund may record a reclaim receivable when the amount is known, the Fund has received notice of a pending refund, and there are no significant uncertainties on collectability. Income received from EU reclaims is included in the Statement of Operations.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
Prior to July 7, 2025, CWAM was the Investment Manager and furnished investment supervision to the Funds and was responsible for the overall management of the Funds’ business affairs.
Prior to April 1, 2025, CWAM furnished investment advisory services to the Funds under an investment advisory agreement (the Advisory Agreement) and provided administrative services to the Funds under a separate administrative services agreement (the Administration Agreement). Effective April 1, 2025, the Funds entered into a new management services agreement (the Management Agreement) that combined the management services fee that was previously paid under the Advisory Agreement with the administrative services fee that was previously paid under the Administration Agreement. On June 26, 2025, the Funds’ Board of Trustees approved a Novation of Management Agreement pursuant to which all rights, duties and obligations under the Funds’ then-current Management Agreement with CWAM transferred to its parent company Columbia Management on July 7, 2025. Prior to July, 7, 2025, Columbia Management was the sub-administrator of the Funds and the investment adviser of each of the other Columbia funds except for each series of Columbia Funds Variable Series Trust (formerly Wanger Advisors Trust). The services provided to, and management fees paid by, the Funds did not change as a result of this transfer and the current portfolio managers of the Funds continued to manage the Funds after the transition.

Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
For the period from January 1, 2025 through February 28, 2025, CWAM received an advisory fee based on each Fund’s daily net assets that declined as each Fund’s net assets increased at the following annual rates:
	High (%)	Low (%)	Annualized effective advisory fee rate (%)
Columbia Acorn® Fund	0.74	0.63	0.69
Columbia Acorn International®	1.10	0.72	0.86
Columbia Acorn International SelectSM	0.89	0.85	0.89
Columbia Thermostat FundSM	0.10	0.10	0.10
Columbia Acorn European FundSM	1.19	0.74	1.19
Effective March 1, 2025, the Board of Trustees approved a reduction in the advisory fee rates payable to CWAM by the Funds, as noted below. For the period March 1, 2025 through March 31, 2025 CWAM received an advisory fee based on each Fund’s daily net assets that declined as each Fund’s net assets increased at the following annual rates:
	High (%)	Low (%)	Annualized effective advisory fee rate (%)
Columbia Acorn® Fund	0.74	0.61	0.67
Columbia Acorn International®	0.87	0.70	0.81
Columbia Acorn International SelectSM	0.82	0.63	0.82
Columbia Thermostat FundSM	0.10	0.10	0.10
Columbia Acorn European FundSM	0.92	0.74	0.92
Advisory fees paid by the Funds for the period January 1, 2025 through March 31, 2025 are included in Management services fees on the Statement of Operations.
For the period April 1, 2025 through June 30, 2025, CWAM received a management services fee based on each Fund’s daily net assets that declined as each Fund’s net assets increased at the following annual rates:
	High (%)	Low (%)	Annualized effective management services fee rate (%)
Columbia Acorn® Fund	0.790	0.625	0.725
Columbia Acorn International®	0.920	0.715	0.864
Columbia Acorn International SelectSM	0.870	0.645	0.870
Columbia Thermostat FundSM	0.100	0.100	0.100
Columbia Acorn European FundSM	0.970	0.755	0.970
For the period January 1, 2025 through June 30, 2025, the effective blended advisory fee (for the period January 1, 2025 through March 31, 2025) and management services fee (for the period April 1, 2025 through June 30, 2025), as a percentage of each Fund’s average daily net assets, were as follows:
Annualized effective blended fee rate (%)
Columbia Acorn® Fund	0.703
Columbia Acorn International®	0.853
Columbia Acorn International SelectSM	0.868
Columbia Thermostat FundSM	0.100
Columbia Acorn European FundSM	1.035
Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Participating Affiliates
The Investment Manager and its investment advisory affiliates (Participating Affiliates), may coordinate in providing services to their clients. These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States. The Investment Manager engages employees of Participating Affiliates to provide portfolio management services to the Funds. These employees provide services to the Investment Manager pursuant to personnel-sharing agreements or other inter-company arrangements and the Funds pay no additional fees and expenses as a result of any such arrangements.
Specifically, pursuant to such arrangements, employees of Participating Affiliates serve as “associated persons” of the Investment Manager and, in this capacity, serve as Fund portfolio managers and provide portfolio management services to the Funds on behalf of the Investment Manager subject to the oversight and supervision of the Investment Manager and the Funds’ Chief Compliance Officer, consistent with the investment objectives, policies and limitations set forth in each Fund’s prospectus and SAI, and the Investment Manager’s and the Funds’ compliance policies and procedures.
Administration fees
Prior to April 1, 2025, CWAM received an administration fee from the Funds at the following annual rates:
Columbia Acorn Trust
Aggregate average daily net assets of the trust	Annual fee rate
Up to $8 billion	0.050%
$8 billion to $16 billion	0.040%
$16 billion to $35 billion	0.030%
$35 billion to $45 billion	0.025%
$45 billion and over	0.015%
For the period January 1, 2025 through March 31, 2025, the annualized effective administration fee rate was 0.050% of each Fund’s average daily net assets, with the exception of Columbia Thermostat FundSM. Columbia Thermostat FundSM contractually waived administration fees for the period March 1, 2025 through March 31, 2025. For the period January 1, 2025 through March 31, 2025, the annualized effective administration fee rate, including the impact of administration fee waivers, for Columbia Thermostat FundSM was 0.030% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.

Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Funds. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Funds (with the exception of out-of-pocket fees).
The Funds pay the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Funds pay the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of a Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Funds for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. Prior to April 30, 2025, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class for Columbia Acorn International SelectSM. In addition, prior to April 30, 2025, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.04% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class for Columbia Thermostat FundSM.
For the six months ended June 30, 2025, each Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class S (%)
Columbia Acorn® Fund	0.09	0.08	0.09	0.05	0.01	0.09
Columbia Acorn International®	0.11	—	0.11	0.06	0.01	0.11
Columbia Acorn International SelectSM	0.20	—	0.20	0.05	0.00	0.20
Columbia Thermostat FundSM	0.09	0.09	0.09	0.05	0.00	0.09
Columbia Acorn European FundSM	0.13	—	0.13	—	—	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. For the six months ended June 30, 2025, no minimum account balance fees were charged by the Funds.
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Funds have adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Funds. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, the Funds pay a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Funds. Also under the Plans, the Funds pay a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Funds.
Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended June 30, 2025, if any, are listed below:
	Front End (%)		CDSC (%)		Amount ($)
Fund	Class A	Class C	Class A	Class C	Class A	Class C
Columbia Acorn® Fund	5.75	—	0.50 - 1.00 (a)	1.00 (b)	22,679	361
Columbia Acorn International®	5.75	—	0.50 - 1.00 (a)	1.00 (b)	8,498	—
Columbia Acorn International SelectSM	5.75	—	0.50 - 1.00 (a)	—	7,768	—
Columbia Thermostat FundSM	5.75	—	0.50 - 1.00 (a)	1.00 (b)	70,717	2,184
Columbia Acorn European FundSM	5.75	—	0.50 - 1.00 (a)	—	4,244	—

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Funds’ other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	March 1, 2025 through April 30, 2027
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class S (%)
Columbia Acorn® Fund	1.07	1.82	0.82	0.78	0.74	0.82
Columbia Acorn International®	1.22	N/A	0.97	0.89	0.84	0.97
Columbia Thermostat FundSM	0.50	1.25	0.25	0.20	0.16	0.25

	Prior to March 1, 2025
Fund	Class A (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class S (%)
Columbia Acorn® Fund	1.08	1.83	0.83	0.80	0.75	0.83
Columbia Acorn International®	1.23	N/A	0.98	0.92	0.88	0.98
Columbia Thermostat FundSM	0.50	1.25	0.25	0.20	0.16	0.25

	May 1, 2025 through April 30, 2026
Fund	Class A (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class S (%)
Columbia Acorn International SelectSM	1.11	0.86	0.72	0.67	0.86
Columbia Acorn European FundSM	1.31	1.06	N/A	N/A	N/A

	March 1, 2025 through April 30, 2025
Fund	Class A (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class S (%)
Columbia Acorn International SelectSM	1.14	0.89	0.75	0.70	0.89
Columbia Acorn European FundSM	1.37	1.12	N/A	N/A	N/A

Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
	Prior to March 1, 2025
Fund	Class A (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class S (%)
Columbia Acorn International SelectSM	1.24	0.99	0.84	0.79	0.99
Columbia Acorn European FundSM	1.45	1.20	N/A	N/A	N/A
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by each Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Columbia Acorn International® expenses (excluding certain fees and expenses described above) so that Columbia Acorn International® level expenses (expenses directly attributable to Columbia Acorn International® and not to a specific share class) are waived proportionately across all share classes, but Columbia Acorn International® net operating expenses shall not exceed the contractual annual rates listed in the table above. This arrangement may be revised or discontinued at any time. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Reflected in the contractual cap commitment, prior to April 30, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class and 0.00% for Institutional 3 of the average daily net assets attributable to each share class for Columbia Acorn International SelectSM. In addition, reflected in the contractual cap commitment, prior to April 30, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class and 0.00% for Institutional 3 of the average daily net assets attributable to each share class for Columbia Thermostat FundSM.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At June 30, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Acorn® Fund	2,196,261,000	491,599,000	(158,182,000)	333,417,000
Columbia Acorn International®	629,502,000	317,559,000	(21,584,000)	295,975,000
Columbia Acorn International SelectSM	162,143,000	50,963,000	(10,224,000)	40,739,000
Columbia Thermostat FundSM	1,144,031,000	105,457,000	—	105,457,000
Columbia Acorn European FundSM	34,377,000	7,500,000	(1,275,000)	6,225,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Fund	No expiration short-term ($)	No expiration long-term ($)	Total ($)
Columbia Acorn® Fund	(180,977,174)	(1,203,843)	(182,181,017)
Columbia Acorn International®	(46,612,186)	(26,269,099)	(72,881,285)
Columbia Acorn International SelectSM	(9,143,290)	—	(9,143,290)
Columbia Thermostat FundSM	—	(116,858,166)	(116,858,166)
Columbia Acorn European FundSM	(5,586,840)	—	(5,586,840)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Funds will elect to treat the following late-year ordinary losses and post-October capital losses at December 31, 2024 as arising on January 1, 2025.
Fund	Late year ordinary losses ($)	Post-October capital losses ($)
Columbia Acorn European FundSM	40,144	—
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended June 30, 2025, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Acorn® Fund	1,061,238,667	1,215,271,847
Columbia Acorn International®	75,193,764	171,311,319
Columbia Acorn International SelectSM	17,006,159	26,247,657
Columbia Thermostat FundSM	720,351,481	741,703,078
Columbia Acorn European FundSM	21,025,980	28,981,712
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated

Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, each Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
During the six months ended June 30, 2025, the following Funds had borrowings:
Fund	Average loan balance ($)	Weighted average interest rate (%)	Days outstanding
Columbia Acorn International®	4,680,000	5.41	5
Columbia Acorn International SelectSM	200,000	5.38	2
Columbia Thermostat FundSM	900,000	5.39	4
Columbia Acorn European FundSM	200,000	5.44	3
Interest expense incurred by the Funds is recorded as Line of credit interest in the Statement of Operations. Columbia Acorn International®, Columbia Acorn International SelectSM , Columbia Thermostat FundSM  and Columbia Acorn European FundSM had no outstanding borrowings at June 30, 2025.
Note 8. Significant risks
Financials sector risk
Columbia Acorn European FundSM is more susceptible to the particular risks that may affect companies in the financials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Funds to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Funds to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM concentrate their investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities
Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Funds invest. The Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. Columbia Acorn International®and Columbia Acorn International SelectSM are particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Funds than if the Funds were more geographically diversified. This could result in increased volatility in the value of the Funds’ investments and losses for the Funds. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Funds to sell such securities at a desirable time and price.
Europe. Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM are particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Funds’ net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Funds to underperform other funds that do not focus their investments in this region of the world. Uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Japan. Columbia Acorn International® and Columbia Acorn International SelectSM are particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials.  Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financials sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Funds to underperform other funds that do not focus their investments in Japan.

Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
Health care sector risk
Columbia Acorn® Fund is more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Industrial sector risk
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM are more susceptible to the particular risks that may affect companies in the industrials sector than if they were invested in a wider variety of companies in unrelated sectors. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Information technology sector risk
Columbia Acorn International® is more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds’ ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At June 30, 2025, certain shareholder accounts owned more than 20% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Fund shares sold to or redeemed by these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
Columbia Acorn Trust  | 2025

Notes to Financial Statements (continued)
June 30, 2025 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Percentage of shares outstanding held — affiliated (%)
Columbia Acorn® Fund	—
Columbia Acorn International®	—
Columbia Acorn International SelectSM	26.0
Columbia Thermostat FundSM	22.9
Columbia Acorn European FundSM	32.4
Small- and mid-cap company risk
Columbia Acorn® Fund, Columbia Acorn International®, Columbia Acorn International SelectSM and Columbia Acorn European FundSM investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 2 and Note 3 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.

Columbia Acorn Trust  | 2025

Results of Meeting of Shareholders
(Unaudited)
At a Joint Special Meeting of Shareholders held on February 26, 2025, shareholders of Columbia Acorn Trust elected each of the fifteen nominees for trustee to the Board of Trustees of Columbia Acorn Trust, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	205,615,145	14,931,583	0
Daniel J. Beckman	203,656,312	16,890,417	0
Kathleen Blatz	205,888,392	14,658,336	0
Pamela G. Carlton	205,814,242	14,732,486	0
Janet Langford Carrig	205,925,510	14,621,219	0
J. Kevin Connaughton	206,197,272	14,349,457	0
Olive M. Darragh	206,757,668	13,789,060	0
Patricia M. Flynn	205,709,045	14,837,684	0
Brian J. Gallagher	205,784,907	14,761,821	0
Douglas A. Hacker	204,217,674	16,329,055	0
Nancy T. Lukitsh	203,953,914	16,592,814	0
David M. Moffett	201,809,833	18,736,895	0
Catherine James Paglia	203,734,401	16,812,327	0
Natalie A. Trunow	204,536,248	16,010,480	0
Sandra L. Yeager	204,737,943	15,808,786	0
Columbia Acorn Trust  | 2025

Approval of Management Agreement
(Unaudited)
APPROVAL OF MANAGEMENT AGREEMENTS WITH COLUMBIA WANGER ASSET MANAGEMENT
Consideration of Management Agreement with Columbia Wanger Asset Management, LLC

At their meeting on March 27, 2025 (the March Meeting), the Board of Trustees (the Board), including the independent Board members (the Independent Trustees), of Columbia Acorn Trust (the Trust) unanimously approved management agreements (the CWAM Management Agreements) between Columbia Wanger Asset Management, LLC (CWAM) and the Trust, on behalf of Columbia Acorn Fund, Columbia Acorn European Fund, Columbia Acorn International, Columbia Acorn International Select, and Columbia Thermostat Fund (the Funds), effective April 1, 2025.  Independent legal counsel noted for the Independent Trustees that management was seeking approval of the proposed Management Agreements in place of existing Investment Advisory Agreements and Administrative Services Agreements with CWAM.
At the March Meeting, the Independent Trustees reviewed and discussed the presentation made at the March 26, 2025 Contracts Committee meeting regarding the proposed CWAM Management Agreements. The Independent Trustees considered the differences between each of the CWAM Management Agreements and the existing Investment Advisory Agreements and Administrative Services Agreements with CWAM.  The Independent Trustees considered that CWAM had confirmed that the nature and level of the services to be provided under the CWAM Management Agreements would not decrease relative to the services provided under the Investment Advisory Agreements and the Administrative Services Agreements.  The Independent Trustees also considered that the aggregate fee to be paid by the Funds would not change, noting that, for each Fund, the management fee rate was proposed to equal the sum of the existing investment management services fee rate and the existing administrative fee rate.  It was observed that the combining of the agreements was therefore not material for the Funds’ shareholders.  The Independent Trustees considered that the Funds’ investment management services and administrative fees were considered less than one year ago in connection with the June 2024 renewal of the existing Investment Advisory Agreements and Administrative Services Agreements with CWAM.
The Independent Trustees noted the discussion relating to the renewal and approval of the advisory agreements for the other Funds at the Contracts Committee and Board meetings in June 2024 (the June 2024 Meeting) and, in that connection, the discussion by independent legal counsel of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act and the factors that should be considered in determining whether to approve or renew an investment management agreement and/or subadvisory agreement.  Independent legal counsel further indicated that the Independent Trustees should take into account the variety of written materials and oral presentations they received at this meeting as well as all of the information previously considered at the June 2024 Meeting regarding the proposed renewal of the other Funds’ advisory agreements.  It was noted that the Board’s consideration of the 2025 renewal of the Funds’ agreements would be undertaken in June 2025.
The Board reviewed all of the above considerations in reaching its decision to approve each of the
CWAM Management Agreements. In reaching its conclusions, no single factor was determinative.  On March 27, 2025, the Board, including all of the Independent Trustees, unanimously approved each of the CWAM Management Agreements.
APPROVAL OF MANAGEMENT AGREEMENTS WITH COLUMBIA MANAGEMENT INVESTMENT ADVISERS
At their meeting on June 26, 2025 (the June Meeting), the Board, including the Independent Trustees, unanimously approved novation agreements assigning the CWAM Management Agreements from CWAM to Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), effective July 1, 2025.  The Board, including the Independent Trustees, also unanimously approved the continuation through June 30, 2026 of each of the management agreements (the Management Agreements) resulting therefrom.  Under the Management Agreements and other similar management agreements, the Investment Manager provides investment advice and other services to the Funds and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Columbia Funds).
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Columbia Funds’ management agreements.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April and June 2025, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment

Columbia Acorn Trust  | 2025

Approval of Management Agreement (continued)
(Unaudited)
Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreements. The Board also evaluated materials provided by CWAM regarding the Funds, and discussed these materials with representatives of the Investment Manager at the Committee and Board meetings held in March and June 2025.
The Board, at the June Meeting, considered the continuation of each Management Agreement through June 30, 2026.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Management Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Funds’ management fees and total expenses, including information comparing the Funds’ expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
•
Terms of the Management Agreements, including the novation agreements (also considered at this meeting);
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•
Descriptions of various services performed by the Investment Manager under the Management Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the continuation of each of the Management Agreements.
Nature, extent and quality of services provided by the Investment Manager

The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
Columbia Acorn Trust  | 2025

Approval of Management Agreement (continued)
(Unaudited)
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Funds by the Investment Manager, as well as the achievements in 2024 in the performance of administrative services, and noted the various enhancements anticipated for 2025.  In evaluating the quality of services provided under the Management Agreements, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreements and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreements, including the novation agreements (which were not expected to impact the services provided in any material respect).  The Board also noted the wide array of legal and compliance services provided to the Funds under the Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreements supported the continuation of each of the Management Agreements.
Investment performance

The Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the Funds’ performance relative to peers and benchmarks and (iii) the net assets of the Funds. With respect to Columbia Acorn European Fund, Columbia Acorn International, and Columbia Acorn International Select, the Board observed the Funds’ underperformance for certain periods, noting that appropriate steps (such as enhancements to the Funds’ investment process and changes to the management teams) had been taken in recent years. With respect to Columbia Acorn Fund, the Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge. With respect to Columbia Thermostat Fund, the Board observed that the Fund’s performance was well within the range of that of its peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Funds and the Investment Manager, in light of other considerations, supported the continuation of each of the Management Agreements.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds

The Board reviewed comparative fees and the costs of services provided under the Management Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Funds’ expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Funds’ contribution to the Investment Manager’s profitability. With respect to Columbia Acorn Fund, the Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.

Columbia Acorn Trust  | 2025

Approval of Management Agreement (continued)
(Unaudited)
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  With respect to each of Columbia Acorn European Fund and Columbia Acorn International Select, the Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. With respect to each of Columbia Acorn Fund, Columbia Acorn International, and Columbia Thermostat Fund, the Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) was below the peer universe’s median expense ratio shown in the reports.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of each of the Management Agreements.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Columbia Funds.  The Board considered that the profitability generated by the Investment Manager in 2024 had increased from 2023 levels due to a variety of factors, including the increased assets under management of the Columbia Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Columbia Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of each of the Management Agreements.
The Board considered the economies of scale that might be realized as Columbia Thermostat Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board took into account, however, that the Management Agreement for Columbia Thermostat Fund already provides for a relatively low flat fee regardless of the Fund’s asset level, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Funds, and whether those economies of scale were shared with Columbia Acorn Fund, Columbia Acorn European Fund, Columbia Acorn International, and Columbia Acorn International Select through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as each such Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as each such Fund’s assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreements for each of Columbia Acorn Fund, Columbia Acorn European Fund, Columbia Acorn International, and Columbia Acorn International Select thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as each such Fund’s assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion

The Board reviewed all of the above considerations in reaching its decision to approve the continuation of each of the Management Agreements.  In reaching its conclusions, no single factor was determinative.
On June 26, 2025, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreements were fair and reasonable in light of the extent and quality of services provided and approved the continuation of the Management Agreements.
Columbia Acorn Trust  | 2025

P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR110_12_R01_(08/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures for Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Acorn Trust

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	August 21, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	August 21, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	August 21, 2025